As filed with the Securities and Exchange Commission on August 30, 2019

Securities Act File No. 333-232145

U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment
No. 2	[ X ]
Post-Effective Amendment
No.	[ ]

(Check appropriate box or boxes)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Karen Gilomen

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is due because an indefinite number of shares of beneficial interest have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

[FIT/RiverFront Logo]

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

August 30, 2019

Dear Shareholder:

The Board of Trustees (“Board”) of Financial Investors Trust (the “Trust”) has recently approved Agreements and Plans of Reorganization pursuant to which the RiverFront Asset Allocation Income & Growth and the RiverFront Asset Allocation Growth (each, an “Acquired Fund”) would be combined with and into the RiverFront Asset Allocation Moderate and the RiverFront Asset Allocation Growth & Income (each, an “Acquiring Fund”) respectively in what are expected to be tax-free reorganizations (the “Reorganizations”). Each of the Acquired Funds and the Acquiring Funds is a separate series of the Trust.

The Board of the Trust unanimously approved the reorganizations of the Acquired Funds into the Acquiring Funds after considering the recommendations of ALPS Advisors, Inc. and RiverFront Investment Group, the investment adviser and sub-adviser respectively to the Funds, and concluding that the Reorganizations would be in the best interests of each Acquiring Fund, each Acquired Fund, and their shareholders. Each Reorganization is expected to occur on or about September 6, 2019.

Upon completion of the Reorganizations, shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund, and will receive Acquiring Fund shares of the corresponding class equal in value to the Acquired Fund shares held on the closing date of the transaction. Each Reorganization is expected to be tax-free to shareholders of the Funds in question for Federal income tax purposes, and no commission, redemption fee or other transactional fee will be charged as a result of each Reorganization.

Each Reorganization does not require shareholder approval, and you are not being asked to vote on its approval. We do, however, ask that you carefully review the enclosed Information Statement/Prospectus, which contains important information about each of the Funds.

If you have any questions, please call us toll-free at 1-866-759-5679 between 7:00 a.m. and 5:00 p.m., Mountain time, Monday through Friday.

Sincerely, Bradley J. Swenson President Financial Investors Trust

FINANCIAL INVESTORS TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

(303) 623-2577

INFORMATION STATEMENT/PROSPECTUS

August 30, 2019

RiverFront Asset Allocation Income & Growth

RiverFront Asset Allocation Growth

 RiverFront Asset Allocation Growth & Income

 RiverFront Asset Allocation Moderate

INTRODUCTION

This combined Information Statement and Prospectus (“Information Statement/Prospectus”) is being furnished in connection with the upcoming reorganizations (each a “Reorganization”) of the RiverFront Asset Allocation Income & Growth and the RiverFront Asset Allocation Growth (each, an “Acquired Fund”) with and into the RiverFront Asset Allocation Moderate and the RiverFront Asset Allocation Growth & Income (each, an “Acquiring Fund”) respectively (each a “Fund” and collectively the “Funds”).

This Information Statement/Prospectus is being provided to shareholders of each Acquired Fund to inform you of the pending Reorganizations and to provide you with information concerning the corresponding Acquiring Fund. Because shareholders of the Acquired Funds will ultimately hold shares of the corresponding Acquiring Funds, this Information Statement/Prospectus also serves as a Prospectus for the Acquiring Funds.

This Information Statement/Prospectus is for informational purposes only and you do not need to do anything in response to receiving it. We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.

This Information Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information about each Acquiring Fund that a shareholder should know before investing. A Statement of Additional Information (the “SAI”) relating to this Information Statement/Prospectus dated August 30, 2019, containing additional information about the Reorganizations and the Funds, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference (File No. 333-232145). You may receive a copy of the SAI without charge by contacting the Funds at www.alpsfunds.com, or calling toll free 1-866-759-5679.

For more information regarding each Acquiring Fund, see the Prospectus and SAI for the Acquiring Fund dated February 28, 2019, which have been filed with the SEC and which are incorporated herein by reference (File Nos. 033-72424 and 811-08194). The annual and semi-annual reports of the Acquired Fund for the fiscal periods ended October 31, 2018 and April 30, 2019, respectively, which highlight certain important information such as investment results and financial information for the Acquired Funds and which have been filed with the SEC, are incorporated herein by reference (File Nos. 033-72424 and 811-08194). You may receive copies of each of the Prospectuses, SAIs and shareholder reports mentioned above without charge by contacting the Funds at www.alpsfunds.com or by calling toll free 1-866-759-5679.

You also can copy and review information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090 or 1-800-SEC-0330. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549-0102.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SUMMARY	1
The Reorganizations	1
Board Consideration	1
The Trust	2
COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	2
COMPARISON OF FEES AND EXPENSES	3
COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS	11
COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES	13
COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS	16
COMPARISON OF PERFORMANCE	24
INFORMATION ABOUT THE REORGANIZATIONS	28
The Agreements and Plans of Reorganization	28
Reasons for the Reorganization and Board Considerations	28
Tax Considerations	29
Expenses of the Reorganization	29
ADDITIONAL INFORMATION ABOUT THE FUNDS	29
Investment Adviser	29
Other Service Providers	30
ADDITIONAL INFORMATION ABOUT THE FUNDS	31
Financial Highlights	31
Form of Organization	31
Capitalization	31
Security Ownership of Certain Beneficial Owners	31

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and in the applicable Agreement and Plan of Reorganization, a form of which is attached to this Information Statement/Prospectus as Exhibit A. Shareholders should read this entire Information Statement/Prospectus carefully. For more complete information, please read each Fund’s Prospectus.

This Information Statement/Prospectus is for informational purposes only and you do not need to do anything in response to receiving it. We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.

The Reorganizations

The Board of Trustees (“Board”) of Financial Investors Trust (the “Trust”) has approved Agreements and Plans of Reorganization (the “Reorganization Agreements”) pursuant to which the RiverFront Asset Allocation Income & Growth and the RiverFront Asset Allocation Growth (each, an “Acquired Fund”) would be combined with and into the RiverFront Asset Allocation Moderate and the RiverFront Asset Allocation Growth & Income (each, an “Acquiring Fund”) respectively in what are expected to be tax-free reorganizations (the “Reorganizations”).

Acquired Fund	Acquiring Fund
RiverFront Asset Allocation Income & Growth (the “Income & Growth Fund”)	RiverFront Asset Allocation Moderate (the “Moderate Fund”)
RiverFront Asset Allocation Growth (the “Growth Fund”)	RiverFront Asset Allocation Growth & Income (the “Growth & Income Fund”)

Each respective Reorganization Agreement will provide for:

•	the transfer of all of the assets of the respective Acquired Fund to the respective Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund;

•	the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

•	the distribution of Acquiring Fund shares of beneficial interest to the shareholders of the Acquired Fund; and

•	the complete termination and liquidation of the Acquired Fund.

The Reorganization Agreements are not subject to approval by shareholders of the Acquired Funds. The Reorganizations are expected to be effective on or about the close of business on September 6, 2019, or on a later date as the parties may agree (the “Closing Date”). The Reorganizations are not contingent upon each other; in other words, one of the Reorganizations may be completed even if the other is not completed for any reason. Each Acquiring Fund (the RiverFront Asset Allocation Moderate and the RiverFront Asset Allocation Growth & Income) is expected to be the surviving entity for accounting purposes in its respective Reorganization.

As a result of the Reorganizations, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the corresponding class of the respective Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s Acquired Fund shares (of the particular class) as of the close of business on the Closing Date.

With respect to the reorganization of the Income & Growth Fund with and into the Moderate Fund, the Trust expects that, following the transaction, former shareholders of the Income & Growth Fund will experience, as shareholders of the combined post-transaction Fund, total fund operating expense ratios of 1.02%, 1.77%, 0.77%, and 1.02% (for Class A, Class C, Class I, and Investor Shares, as opposed to 1.00%, 1.75%, 0.75%, and 1.00% respectively prior to the transaction).

With respect to the reorganization of the Growth Fund with and into the Growth & Income Fund, the Trust expects that, following the transaction, former shareholders of the Growth Fund will experience, as shareholders of the combined post-transaction Fund, total fund operating expense ratios of 1.10%, 1.85%, 0.85%, and 1.10% (for Class A, Class C, Class I, and Investor Shares, as opposed to 1.12%, 1.87%, 0.87%, and 1.12% respectively prior to the transaction).

See “INFORMATION ABOUT THE REORGANIZATIONS,” below. It is expected that each Reorganization will be a tax-free reorganization. See “INFORMATION ABOUT THE REORGANIZATIONS – Tax Considerations,” below.

Board Considerations

For the reasons set forth below under “Reasons for the Reorganizations and Board Considerations,” the Board of Trustees, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), (the “Independent Trustees”), has concluded that the applicable Funds participation in each Reorganization is in the best interest of the applicable Acquired Fund and its shareholders, and that the interests of each such Acquired Fund’s existing shareholders would not be diluted as a result of the Reorganizations. The Board of Trustees has also approved each Reorganization on behalf of the respective Acquiring Fund and has concluded that participation in each such Reorganization is in the best interest of the Acquiring Fund and its shareholders, and that the interests of the Acquiring Fund’s existing shareholders would not be diluted as a result of the Reorganization.

The Board of Trustees of the Trust, in determining to approve the proposed Reorganizations, considered a number of factors in connection with this decision. Among the factors considered by the Board were:

•	the terms of each proposed Reorganization;
•	the anticipated tax-free nature of the transaction for the Funds and their shareholders;
•	that the principal investment strategies of the Acquiring Fund and Acquired Fund pairs are not materially different, except for certain differences in their target allocations to equity/fixed income securities and in certain RiverFront ETFs in which they may invest,
•	that each set of Acquired Fund and Acquiring Fund had identical management fee, unitary administrative fee, Rule 12b-1 fees, and class structures;
•	that each set of Acquired Fund and Acquiring Fund had identical operating expense ratios calculated in accordance with generally accepted accounting principles (GAAP) and as shown in the financial highlights of such funds;
•	that the non-GAAP operating expense ratio (including acquired fund fees and expenses) for the Acquiring Fund was slightly higher than the comparable fee for the the related Acquired Fund;

•	that such difference between a particular Acquired Fund and its related Acquiring Fund was attributable solely to differing acquired fund fees and expenses relating to the particular exchange-traded funds acquired by the particular fund, as shown in certain disclosures in such fund’s prospectus;
•	that there can be no assurance as to the future particular composition of the portfolio of a Acquiring Fund and the related acquired fund fees and expenses incurred as a result of such portfolio holdings;
•	that shareholders of the Funds may potentially benefit from economies of scale expected to be realized as a result of combining the assets of the Funds, although there can be no assurance that any such economies of scale will ultimately be achieved;
•	that neither the Funds nor their shareholders will bear any costs of the Reorganizations because the Adviser has agreed to bear all of the costs of the transaction.

The Board also considered potential materially adverse consequences of the Reorganizations, including that: (i) former shareholders of the Income & Growth Fund will experience, as shareholders of the combined post-transaction Moderate Fund, a slightly higher total fund operating expense ratio (taking into account acquired fund fees and expenses); and that (ii) the Income & Growth Fund and Growth Fund are each expected to dispose of up to 20% of their portfolios in order to better align with the targeted fixed-income and equity securities allocation levels of their respective Acquiring Funds, which would entail slightly higher acquired fund fees and expenses.

The Trust

Each of the Acquiring Funds and Acquired Funds (collectively, the “Funds”) is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust. The Trust offers redeemable shares in different classes and series. The Funds presently offer the following classes of shares: Investor Shares, Class C shares, Class I shares, and Class A shares.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

This section will help you compare the investment objectives and principal investment strategies of each Acquired Fund and the corresponding Acquiring Fund. Please be aware that this is only a brief summary discussion. A chart providing a side-by-side comparison of the Funds can be found in Exhibit B.

Investment Objectives and Principal Investment Strategies

The investment objectives of the Funds are as follows:

Investment Objectives
Acquired Fund	Acquiring Fund
RiverFront Asset Allocation Income & Growth (the “Income & Growth Fund”): seeks to provide current income and potential for that income to grow over time.	RiverFront Asset Allocation Moderate (the “Moderate Fund”): has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital.

RiverFront Asset Allocation Growth (the “Growth Fund”): seeks to provide high total investment return.	RiverFront Asset Allocation Growth & Income (the “Growth & Income Fund”): seeks to achieve long-term growth and income.

While the principal investment strategies of each Fund in an Acquiring Fund/Acquired Fund pair are similar, there are certain differences, as discussed below.

Material Similarities in Principal Investment Strategies

Each Fund seeks to achieve its investment objective by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (ETFs) that, under normal market conditions, are expected to primarily consist of ETFs sub-advised by RiverFront (“RiverFront ETFs”).

Each Fund also seeks, under normal market conditions, a target asset allocation, on a look-through basis, of a certain percentage of its portfolio to equities and a certain percentage to fixed-income securities, subject to variations typically of up to 20%. Each Fund’s strategic allocation refers to RiverFront Investment Group’s (“RiverFront” or the “Sub-Adviser”) long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations. The Fund’s tactical adjustments refer to the Sub-Adviser’s periodic (typically quarterly, under normal circumstances) modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that have positive momentum.

With respect to each of the Funds, the fixed income ETFs included in the portfolio may hold fixed income instruments of any credit quality, including “junk” bonds, and of any duration. The equity issuers to which the Funds will have exposure may include issuers of any market capitalization.

Each of the Fund’s portfolios is expected to have exposure to international securities, including issuers located in emerging markets. With respect to each of the Funds, certain of the RiverFront ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts. The RiverFront ETFs in which each of the Funds invests may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

In making strategic asset allocation decisions for a Fund, RiverFront seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for a Fund, RiverFront applies tactical allocation that incorporates price, economic and earnings momentum into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

Each Fund intends, under normal market conditions, to invest primarily in RiverFront ETFs. To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, each Fund has adopted an expense structure under which the Fund does not pay advisory fees to either the Adviser or the Sub-Adviser. For non-advisory services, the Fund pays an administrative fee, pursuant to an Administrative Services Agreement, in addition to other expenses described in the Fund’s fees and expenses table. The fee, which is calculated at an annual rate of 0.25% of the Fund’s average daily net assets, covers Fund expenses including the costs of transfer agency, custody, fund administration, legal, bookkeeping, audit, and other expenses, but does not cover fees or distribution and service (Rule 12b-1) fees, which are borne separately by each Fund.

Both the Income & Growth Fund and the Moderate Fund are designed for investors seeking current income and the potential for increased income over time.

Under normal circumstances, both the Growth Fund and the Growth & Income Fund may invest at least 25% of their portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

Material Differences in Principal Investment Strategies

The Income & Growth Fund seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 30% to equities and 70% to fixed-income securities, subject to the variations noted above, while the Moderate Fund seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 50% to equities and 50% to fixed-income securities, subject to the variations noted above. Under normal circumstances, the Income & Growth Fund may invest at least 25% of its portfolio holdings in the RiverFront Dynamic Core Income ETF, while the Moderate Fund may invest at least 25% of its portfolio holdings in each of the RiverFront Dynamic Core Income ETF and the RiverFront Dynamic US Dividend Advantage ETF.

The Growth Fund seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 80% to equities and 20% to fixed-income securities, subject to the variations noted above, while the Growth & Income Fund seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 70% to equities and 30% to fixed-income securities, subject to the variations noted above.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds. The Annual Fund Operating Expenses and Example tables shown below are based on actual expenses incurred for the fiscal periods ended April 30, 2019 for the Acquired Funds and the Acquiring Funds. Pro forma numbers are estimated in good faith.

For purchases of Class A shares, a shareholder may qualify for a sales charge discount. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this Information Statement/Prospectus.

Fees and Expenses

Shareholder Transaction Fees (fees paid directly from your investment)	Income & Growth Fund – Investor Shares(1)	Moderate Fund– Investor Shares(2)	Combined Moderate Fund - Investor Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Servicing Fees	None	None	None
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.50%	0.52%	0.52%
Total Annual Fund Operating Expenses(4)	1.00%	1.02%	1.02%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Income & Growth Fund
Investor Shares	$102	$318	$552	$1,223

Moderate Fund
Investor Shares	$104	$325	$563	$1,247

Pro Forma Combined Moderate Fund
Investor Shares	$104	$325	$563	$1,247

Shareholder Transaction Fees (fees paid directly from your investment)	Income & Growth Fund – Class A Shares(1)	Moderate Fund– Class A Shares(2)	Combined Moderate Fund - Investor Class A Pro Forma
Maximum Sales Charge (Load) on Purchases	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Servicing Fees	None	None	None
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.50%	0.52%	0.52%
Total Annual Fund Operating Expenses(4)	1.00%	1.02%	1.02%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Income & Growth Fund
Class A Shares	$646	$851	$1,072	$1,706

Moderate Fund
Class A Shares	$648	$857	$1,082	$1,728

Pro Forma Combined Moderate Fund
Class A Shares	$648	$857	$1,082	$1,728

Shareholder Transaction Fees (fees paid directly from your investment)	Income & Growth Fund – Class C Shares(1)	Moderate Fund– Class C Shares(2)	Combined Moderate Fund - Class C Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None
Distribution (12b-1) Fees	1.00%	1.00%	1.00%
Shareholder Servicing Fees	None	None	None
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.50%	0.52%	0.52%
Total Annual Fund Operating Expenses(4)	1.75%	1.77%	1.77%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Income & Growth Fund
Class C Shares	$278	$551	$948	$2,060

Moderate Fund
Class C Shares	$280	$557	$959	$2,081

Pro Forma Combined Moderate Fund
Class C Shares	$280	$557	$959	$2,081
You would pay the following expenses if you did not redeem your shares:	1 year	3 years	5 years	10 years
Income & Growth Fund
Class C Shares	$178	$551	$948	$2,060

Moderate Fund
Class C Shares	$180	$557	$959	$2,081

Pro Forma Combined Moderate Fund
Class C Shares	$180	$557	$959	$2,081

Shareholder Transaction Fees (fees paid directly from your investment)	Income & Growth Fund – Class I Shares(1)	Moderate Fund– Class I Shares(2)	Combined Moderate Fund - Class I Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None
Distribution (12b-1) Fees	None	None	None
Shareholder Servicing Fees	None	None	None
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.50%	0.52%	0.52%
Total Annual Fund Operating Expenses(4)	0.75%	0.77%	0.77%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Income & Growth Fund
Class I Shares	$77	$240	$417	$930

Moderate Fund
Class I Shares	$79	$246	$428	$953

Pro Forma Combined Moderate Fund
Class I Shares	$79	$246	$428	$953

For purchases of Class A shares, a shareholder may qualify for a sales charge discount. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this Information Statement/Prospectus.

Shareholder Transaction Fees (fees paid directly from your investment)	Growth Fund – Investor Shares(1)	Growth & Income Fund– Investor Shares(2)	Combined Growth & Income Fund - Investor Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Servicing Fees	None	None	None
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.62%	0.60%	0.60%
Total Annual Fund Operating Expenses(4)	1.12%	1.10%	1.10%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Growth Fund
Investor Shares	$114	$356	$617	$1,362

Growth & Income Fund
Investor Shares	$112	$350	$606	$1,339

Pro Forma Combined Growth & Income Fund
Investor Shares	$112	$350	$606	$1,339

Shareholder Transaction Fees (fees paid directly from your investment)	Growth Fund – Class A Shares(1)	Growth & Income Fund– Class A Shares(2)	Combined Growth & Income Fund - Class A Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Servicing Fees	None	None	None
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.62%	0.60%	0.60%
Total Annual Fund Operating Expenses(4)	1.12%	1.10%	1.10%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Growth Fund
Class A Shares	$658	$886	$1,133	$1,837

Growth & Income Fund
Class A Shares	$656	$880	$1,123	$1,815

Pro Forma Combined Growth & Income Fund
Class A Shares	$656	$880	$1,123	$1,815

Shareholder Transaction Fees (fees paid directly from your investment)	Growth Fund – Class C Shares(1)	Growth & Income Fund– Class C Shares(2)	Combined Growth & Income Fund - Class C Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None
Distribution (12b-1) Fees	1.00%	1.00%	1.00%
Shareholder Servicing Fees	None	None	None
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.62%	0.60%	0.60%
Total Annual Fund Operating Expenses(4)	1.87%	1.85%	1.85%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Growth Fund
Class C Shares	$290	$588	$1,010	$2,187

Growth & Income Fund
Class C Shares	$288	$582	$1,000	$2,166

Pro Forma Combined Growth & Income Fund
Class C Shares	$288	$582	$1,000	$2,166
You would pay the following expenses if you did not redeem your shares:	1 year	3 years	5 years	10 years
Growth Fund
Class C Shares	$190	$588	$1,010	$2,187

Growth & Income Fund
Class C Shares	$188	$582	$1,000	$2,166

Pro Forma Combined Growth & Income Fund
Class C Shares	$188	$582	$1,000	$2,166

Shareholder Transaction Fees (fees paid directly from your investment)	Growth Fund – Class I Shares(1)	Growth & Income Fund– Class I Shares(2)	Combined Growth & Income Fund - Class I Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None
Distribution (12b-1) Fees	None	None	None
Shareholder Servicing Fees	None	None	None
Other Expenses	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.62%	0.60%	0.60%
Total Annual Fund Operating Expenses(4)	0.87%	0.85%	0.85%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Growth Fund
Class I Shares	$89	$277	$482	$1,072

Growth & Income Fund
Class I Shares	$87	$271	$471	$1,048

Pro Forma Combined Growth & Income Fund
Class I Shares	$87	$271	$471	$1,048

Unitary Fee Arrangement

With respect to each of the Funds, the Sub-Adviser (and where applicable, the Adviser) receives sub-advisory (or advisory) fees from the underlying RiverFront ETF that are payable to those parties pursuant to the subadvisory and/or advisory agreements of those underlying RiverFront ETFs. While the underlying RiverFront ETFs in which the Fund invests may have different advisory fee rates, the Fund will only invest in RiverFront ETFs subject to the same sub-advisory fee rates as other RiverFront ETFs already in the Fund’s portfolio.

Each Acquired Fund and each Acquiring Fund has adopted an expense structure under which each such Fund does not pay advisory fees to either the Adviser or the Sub-Adviser. For non-advisory services, each Fund pays an administrative fee of 0.25% to the administrator in addition to other expenses described in the Fund’s fees and expenses table. These services include general fund administration services, transfer agency services, as well as bookkeeping and accounting services.

COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER
SERVICING ARRANGEMENTS

Distribution and Services (12b-1) Plan for Investor Class, Class A, and Class C Shares

Each Fund has adopted a separate plan of distribution for Investor Class, Class A, and Class C shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”).

The Plans allow each Fund, as applicable, to use Investor Class, Class A, and Class C assets to pay fees in connection with the distribution and marketing of Investor Class, Class A, and Class C shares and/or the provision of ongoing shareholder services to Investor Class, Class A, and Class C shareholders. Each Plan permits payment for services in connection with the administration of plans or programs that use Investor Class, Class A, and Class C shares of the Fund as their funding medium and for related expenses.

The Plans permit each Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class and Class A shares, 1.00% of a Fund’s average daily net assets attributable to its Class C shares. Because these fees are paid out of a Fund’s Investor Class, Class A, and Class C assets on an ongoing basis, over time they will increase the cost of an investment in Investor Class, Class A, and Class C shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plans, the Trust is authorized to make payments to ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Distributor is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares. The Distributor may, pursuant to a written agreement between Distributor and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares should the financial intermediary forgo the commission.

Shareholder Services Plan for Investor Class and Class A Shares

Each Fund has adopted a shareholder services plan (a “Shareholder Services Plan”) with respect to its Investor Class shares and Class A shares. Under the Shareholder Services Plan, a Fund is authorized to pay select financial intermediaries and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Investor Class or Class A shares of the average daily net asset value of the Investor Class or Class A shares of a Fund attributable to or held in the name of a Participating Organization. The fee is compensation for providing some are all of the following on-going services: (i) maintaining separate records for each beneficial shareholder; (ii) transmitting purchase and redemption orders; (iii) preparing and transmitting account statements for each beneficial shareholder; (iv) transmitting proxy statements, periodic reports, and other communications to beneficial shareholder; and/or (v) providing periodic reports to the Funds to enable each fund to comply with state Blue Sky requirements. Any amount of such payment not paid during a Fund’s fiscal year for such service activities shall be reimbursed to such Fund.

Payments to Financial Intermediaries

Each Funds’ Adviser and/or Sub-Adviser and/or their affiliates may also make payments for distribution and/or shareholder servicing activities for out of their own resources. The Adviser or Sub-Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries out of their own resources. The amount of these payments is determined by the adviser or sub-adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or offer shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Sales Charge When You Purchase Investor Class, Class A or Class C shares of any of the Funds

Class A Shares

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Investment	Dealer Concession as a Percentage of Offering Price*
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.60%
$1 million or greater	0.00%	0.00%	0.00%

*	“Offering Price” includes the font-end sales load.

The Investor Class, Class C, and Class I shares do not charge an initial sales load.

Qualifying For A Reduction Or Waiver Of Class A Shares Sales Charge

With respect to any of the Funds, you may be able to lower your Class A shares initial sales charge under certain circumstances. You can combine Class A shares you already own with your current purchase of Class A shares of a Fund to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described below in “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as a Fund, its agents, or your financial intermediary may not retain this information.

A Fund may waive Class A sales charges on investor purchases including shares purchased by officers, directors, trustees, and employees of the adviser, sub-adviser, and their respective affiliates. “Appendix A - Intermediary-Specific Sales Charge Waivers and Discounts” to this Information Statement/Prospectus lists waivers and discounts available for shareholders purchasing Fund shares through a Merrill Lynch, Morgan Stanley, or Raymond James platform or account, and prospective shareholders should review this Appendix to determine if a waiver or discount is applicable to the shareholder’s situation. In addition, those purchasing Fund shares through a financial intermediary are encouraged to consult with such intermediary regarding the availability of waivers and discounts. No intermediary may apply waivers and discounts to purchases other than in accordance with this Information Statement/Prospectus and Appendix A.

Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Comparison of Fund Assets

As of June 30, 2019, the approximate total net assets of the Income & Growth Fund, the Moderate Fund, the Growth Fund, and the Growth & Income Fund were as follows:

Income & Growth Fund	$8,454,843

Moderate Fund	$60,272,899

Growth Fund	$22,999,729

Growth & Income Fund	$69,665,134

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

Investment Minimums. Each Acquiring Fund and each Acquired Fund offers investors four Classes of shares: Classes Investor, A, C and I. The minimum investment in Investor Class shares, Class A shares and Class C shares is $500 for tax-advantaged accounts and $2,500 for other accounts. The minimum investment in Class I shares is $100,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within a Fund. There is no subsequent investment minimum.

Each Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares. With respect to each of the Funds, in order to buy, redeem or exchange shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may not purchase, exchange or redeem shares of a Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

Investors may be charged a fee if they effect transactions through broker or agent. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

With certain limited exceptions, each Fund is available only to U.S. citizens or residents.

Exchanging Shares of ALPS-Advised Funds

If you have held all or part of your shares in a Fund for at least seven days, you may exchange those shares for shares of the same class of any of the following funds (each, an “ALPS-Advised Fund”), if such ALPS-Advised Fund is available for sale in your state and meets the investment criteria of the investor:

•	ALPS | Red Rocks Listed Private Equity Fund
•	ALPS | WMC Research Value Fund
•	Clough China Fund
•	ALPS | CoreCommodity Management CompleteCommodities Strategy Fund
•	RiverFront Asset Allocation Aggressive
•	RiverFront Asset Allocation Growth
•	RiverFront Asset Allocation Moderate
•	RiverFront Asset Allocation Growth & Income
•	RiverFront Asset Allocation Income & Growth
•	ALPS | Kotak India Growth Fund

If you are an existing shareholder of an Acquiring Fund, Acquired Fund, or of another ALPS-Advised Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical. Any new account established through an exchange will be subject to all minimum requirements applicable to the shares acquired described in “Investment Minimums” above. The exchange privilege may only be exercised in those states where the class of shares being acquired legally may be sold.

You may also transfer between classes of a Fund if you meet the minimum investment requirements for the class into which you would like to transfer.

Before effecting an exchange, you should read the prospectus for the Fund into which you are exchanging.

Additional Information About Exchanges

An exchange represents the sale of shares from one fund and the purchase of shares of another fund. Under the U.S. federal income tax law, this may produce a taxable gain or loss in your non-tax-advantaged account. Transfers between classes of a Fund are generally not considered a taxable transaction.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write each Fund for further details.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

Redeeming Shares

Redemptions from any of the Acquired Funds or Acquiring Funds, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares. Each Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

It is anticipated that a Fund will meet redemption requests through the sale of portfolio assets or from its holdings in cash or cash equivalents. A Fund may use the proceeds from the sale of portfolio assets to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed or abnormal market conditions, including circumstances adversely affecting the liquidity of a Fund’s investments, in which case a Fund may be more likely to be forced to sell its holdings to meet redemptions than under normal market conditions. Each Fund reserves the right to redeem in kind. Redemptions in kind typically are used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to limit the impact of a large redemption on the Fund and its remaining shareholders. Redemptions in kind may be used in normal as well as in stressed market conditions. A Fund may also borrow, or draw on lines of credit that may be available to the Fund individually or to the Trust, in order to meet redemption requests during stressed market conditions. Under the 1940 Act, a Fund is limited as to the amount that it may borrow and accordingly, borrowings (including those made under a line of credit) might be insufficient to meet redemption requests.

Redemption Payments

As a shareholder of an Acquired Fund or an Acquiring Fund, in all cases, your redemption price is the net asset value per share next determined after your request is received in good order by the applicable Fund (which means that the request includes the name of the Fund and the dollar amount and class of shares to be redeemed). Payment of redemption proceeds will ordinarily be made on the next business day following the date of redemption, but, in any case, within no more than seven business days from the date of redemption. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to ten business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to your bank account of record. A Fund or your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing.

The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

Each Fund reserves the right to make payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1% of the Fund’s net assets). However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, each Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind. Redemptions in-kind may take longer than other redemption payments because the payment will be made at least in part in securities rather than cash, and will ordinarily be made within no more than seven business days from the date of redemption.

In most situations where the Fund distributes securities to meet a redemption request, the Fund expects to distribute a pro rata slice of the Fund’s portfolio securities, subject to certain limitations relating to odd-lot amounts of securities and securities subject to transfer restrictions. Each Fund reserves the right, however, to distribute individual securities (which may not be representative of the portfolio as a whole) in consultation with, or at the recommendation of, the Adviser or Sub-Adviser, as applicable.

Redemption Fees

If you sell or exchange your shares of any Fund after holding them 90 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves such Fund; and (iii) redemptions in-kind.

The Fund(s) also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;
•	Redemptions related to death or due to a divorce decree;
•	Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and
•	Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase, exchange or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: Each Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following summarizes and compares the principal risks of investing in the Funds. The fact that a risk is not listed as a principal risk does not necessarily mean that shareholders of that Fund are not subject to that risk. You may lose money on your investment in any Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in a Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.

Fundamental Investment Limitations

Each Acquired Fund and the corresponding Acquiring Fund share identical fundamental and non-fundamental investment limitations.

Comparison of Principal Risks of the Funds

Because of the similarities between the investment objectives, strategies and limitations of the Funds, the risks of investing in each Acquiring Fund are similar to the risks of investing in the corresponding Acquired Fund.

Material Differences in Principal Risks across the Acquired and Acquiring Funds

The table below shows the principal risk factors of each of the Acquired Funds, as well as a description of what each such risk factor entails. In addition, the table also shows, for the respective Acquiring Fund in each Reorganization, the corresponding principal risk factor (if applicable), as well as a description of whether the risk profile of that particular risk factor is the same in the Acquiring Fund, or whether there are differences due to the variation in principal investment strategies from one Fund to another.

Comparison of Principal Risks between the RiverFront Asset Allocation Income & Growth vs. the RiverFront Asset Allocation Moderate

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate
Affiliated ETF Risk	The Sub-Adviser (and where applicable, the Adviser) receives sub-advisory (or advisory) fees from the underlying RiverFront ETF that are payable to those parties pursuant to the sub-advisory and/or advisory agreements of those underlying RiverFront ETFs. It is possible that a conflict of interest among the Fund and the RiverFront ETFs could affect how the Sub-Adviser fulfills its fiduciary duties to the Fund and the RiverFront ETFs. The Sub-Adviser may have an incentive to take into account the effect on a RiverFront ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that RiverFront ETF. To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, the Fund has adopted an expense structure under which the Fund does not pay advisory fees to either the Adviser or the Sub-Adviser. For non-advisory services, the Fund pays an administrative fee to the administrator in addition to other expenses described in the Fund’s fees and expenses table. These services include general fund administration services, transfer agency services, as well as bookkeeping and accounting services. In addition, while the underlying RiverFront ETFs in which the Fund invests may have different advisory fee rates, the Fund will only invest in RiverFront ETFs subject to the same sub-advisory fee rates as other RiverFront ETFs already in the Fund’s portfolio. There is no assurance that these measures will completely mitigate conflicts of interest in the selection of RiverFront ETFs.	Identical risk.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate
Allocation Risk	The performance of the Fund will depend largely on the investment decisions of RiverFront as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments may prove to be wrong from time to time or for extended periods of time and the Fund may lose money.	Substantially similar risk. While allocation risk is a principal risk of both Funds, the Moderate Fund is more susceptible to allocation risk than the Income & Growth Fund due to the differences in typical allocations across the two Funds.
Concentration and Limited Investments Risk	The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.	Identical risk.
Conflicts of Interest Risk

The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund.

Identical risk.
Credit Risk

The companies in which an underlying ETF may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the underlying ETF’s portfolio and its income.

Substantially similar risk. While credit risk is a principal risk of both Funds, the Moderate Fund is less susceptible to credit risk due to its lower allocation to fixed income securities.
Currency Risk	The value of the Fund’s investments may fall as a result of changes in exchange rates.	Substantially similar risk. While currency risk is a principal risk of both Funds, the Moderate Fund is more susceptible to currency risk than the Income & Growth Fund due to the differences in typical allocations across the two Funds.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate
Emerging Markets Risk

An underlying ETF may invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company.

Identical risk.
Equity Securities Risk

Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which an underlying ETF invests.

Substantially similar risk. While equity securities risk is a principal risk of both the Income & Growth Fund as well as the Moderate Fund, due to the higher expected level of allocation (under normal circumstances) to equity securities exposure in the Moderate Fund, the Moderate Fund’s portfolio will be more susceptible to the risks described here, relative to the Income & Growth Fund.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate
Exchange-Traded Funds Risk

Each of the underlying ETFs in which the Fund invests will be subject to its own principal risks, depending on the investment objective, investment strategy, and other characteristics of such underlying ETFs. Those underlying ETF risks may in turn become principal risks of an investment in the Fund. To the extent the Fund invests in other ETFs, including RiverFront ETFs, the Fund’s shareholders will indirectly incur certain fees and expenses of that ETF, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such ETFs, and will be further reduced by the Fund’s own expenses, including the Fund’s administrative fees. ETFs are investment companies that are bought and sold on a securities exchange. The Fund could lose money by investing in an ETF including if the value of the ETF’s investments go down. In addition, the market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange.

Identical risk.
Futures Contracts Risk	Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Futures contracts traded in the over-the-counter markets are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. A Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.	Identical risk.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate
Hedging Risk

Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund or an underlying ETF may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. An underlying ETF may seek to hedge currency exposure through forward currency contracts and/or futures contracts (which are described under “Futures Contract Risk”). A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date. Contracts to sell foreign currency will generally be expected to limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. In addition, the use of currency hedging will not necessarily eliminate exposure to all currency fluctuations. Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines.

Substantially similar risk. While hedging risk is a principal risk of both Funds, the Moderate Fund is more susceptible to hedging risk than the Income & Growth Fund due to the differences in typical allocations across the two Funds.
High Yield Securities Risk

An underlying ETF may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell.

Identical risk.
Income Generation Risk

An underlying ETF may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the underlying ETF’s ability to meet its stated investment objective.

Substantially similar risk. While income generation risk is a principal risk of both Funds, the Moderate Fund is less susceptible to this risk due to its lower allocation to fixed income securities.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate
Interest Rate Risk	The fixed-income securities in which an underlying ETF may invest may be of any credit quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the underlying ETF’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.	Substantially similar risk. While interest rate risk is a principal risk of both Funds, the Moderate Fund is less susceptible to credit risk due to its lower allocation to fixed income securities.
Large-Cap Stock Risk	An underlying ETF’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.	Large-cap stock risk is not a principal risk of the Moderate Fund.
Active Management Risk	The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to shareholders.	Substantially similar risk. While active management risk is a principal risk of both Funds, the Moderate Fund is more susceptible to active management risk than the Income & Growth Fund due to the differences in typical allocations across the two Funds.
Mid-Cap Stock Risk	An underlying ETF may invest significantly in mid-capitalization companies, and each underlying ETF may define “mid-capitalization” differently. Mid-cap stocks are often more volatile and less liquid than investments in large-cap companies, and may be subject to greater and more abrupt price fluctuations. Mid-cap companies may also lack the management experience, financial resources and product diversification of larger companies.	Substantially similar risk. While mid-cap stock risk is a principal risk of both Funds, the Moderate Fund is more susceptible to mid-cap stock risk than the Income & Growth Fund due to the differences in typical allocations across the two Funds.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate
Non-U.S. Securities Risk	Non-U.S. securities, in which an underlying ETF could invest, are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.	Substantially similar risk. While non-U.S. securities risk is a principal risk of both Funds, the Moderate Fund is more susceptible to non-U.S. securities risk than the Income & Growth Fund due to the differences in typical allocations across the two Funds.
Prepayment and Extension Risk	When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and an underlying ETF may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk). Ultimately, any unexpected behavior in interest rates could increase the volatility of an underlying ETF’s share price and yield and could hurt performance. Prepayments could also create capital gains tax liability in some instances.	Substantially similar risk. While prepayment and extension risk is a principal risk of both Funds, the Moderate Fund is less susceptible to prepayment and extension risk due to its lower allocation to fixed income securities.
Real Estate Investment Trust (“REITs”) Risk	Investing in REITs may subject an underlying ETF to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.	Identical risk.
Sector and Securities Selection Risk	The performance of an underlying ETF is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.	Substantially similar risk. While sector and securities selection risk is a principal risk of both Funds, the Moderate Fund is less susceptible to sector and securities selection risk due to its lower allocation to fixed income securities.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate
Small-Cap Stock Risk	An underlying ETF may invest significantly in small-capitalization companies, and each underlying ETF may define “small-capitalization” differently. Small-cap stocks are often more volatile and less liquid than investments in larger companies, and may be subject to greater and more abrupt price fluctuations. In addition, small-cap companies may lack the management experience, financial resources and product diversification of larger companies. Small-cap companies’ earnings and revenues may be less predictable, and there may be less publicly available information about these companies, which can affect the pricing of their shares.	Substantially similar risk. While small-cap stock risk is a principal risk of both Funds, the Moderate Fund is more susceptible to small-cap stock risk due to the differences in typical allocations across the two Funds.
Style Investing Risk	To the extent the Fund or an underlying ETF focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.	Substantially similar risk. While style investing risk is a principal risk of both Funds, the Moderate Fund is more susceptible to style investing risk due to the differences in typical allocations across the two Funds.

Comparison of Principal Risks between the RiverFront Asset Allocation Growth vs. the RiverFront Asset Allocation Growth & Income

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income
Affiliated ETF Risk	The Sub-Adviser (and where applicable, the Adviser) receives sub-advisory (or advisory) fees from the underlying RiverFront ETF that are payable to those parties pursuant to the sub-advisory and/or advisory agreements of those underlying RiverFront ETFs. It is possible that a conflict of interest among the Fund and the RiverFront ETFs could affect how the Sub-Adviser fulfills its fiduciary duties to the Fund and the RiverFront ETFs. The Sub-Adviser may have an incentive to take into account the effect on a RiverFront ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that RiverFront ETF. To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, the Fund has adopted an expense structure under which the Fund does not pay advisory fees to either the Adviser or the Sub-Adviser. For non-advisory services, the Fund pays an administrative fee to the administrator in addition to other expenses described in the Fund’s fees and expenses table. These services include general fund administration services, transfer agency services, as well as bookkeeping and accounting services. In addition, while the underlying RiverFront ETFs in which the Fund invests may have different advisory fee rates, the Fund will only invest in RiverFront ETFs subject to the same sub-advisory fee rates as other RiverFront ETFs already in the Fund’s portfolio. There is no assurance that these measures will completely mitigate conflicts of interest in the selection of RiverFront ETFs.	Identical risk.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income
Allocation Risk	The performance of the Fund will depend largely on the investment decisions of RiverFront as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments may prove to be wrong from time to time or for extended periods of time and the Fund may lose money.	Substantially similar risk. While allocation risk is a principal risk of both Funds, the Growth & Income Fund is less susceptible to allocation risk due to the differences in typical allocations across the two Funds.
Concentration and Limited Investments Risk	The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.	Identical risk.
Conflicts of Interest Risk

The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund.

Identical risk.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income
Credit Risk

The companies in which an underlying ETF may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the underlying ETF’s portfolio and its income.

Substantially similar risk. While credit risk is a principal risk of both Funds, the Growth & Income Fund is more susceptible to this risk due to its slightly greater allocation to fixed income securities.
Currency Risk	The value of the Fund’s investments may fall as a result of changes in exchange rates.	Substantially similar risk. While currency risk is a principal risk of both Funds, the Growth & Income Fund is less susceptible to currency risk due to the differences in typical allocations across the two Funds.
Emerging Markets Risk

An underlying ETF may invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company.

Identical risk.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income
Equity Securities Risk

Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which an underlying ETF invests.

Substantially similar risk. While equity securities risk is a principal risk of both the Growth Fund as well as the Growth & Income Fund, due to the slightly lower expected level of allocation (under normal circumstances) to equity securities exposure in the Growth & Income Fund, the Growth & Income Fund’s portfolio will be slight less susceptible to the risks described here, relative to the Growth Fund.
Exchange-Traded Funds Risk

Each of the underlying ETFs in which the Fund invests will be subject to its own principal risks, depending on the investment objective, investment strategy, and other characteristics of such underlying ETFs. Those underlying ETF risks may in turn become principal risks of an investment in the Fund. To the extent the Fund invests in other ETFs, including RiverFront ETFs, the Fund’s shareholders will indirectly incur certain fees and expenses of that ETF, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such ETFs, and will be further reduced by the Fund’s own expenses, including the Fund’s administrative fees. ETFs are investment companies that are bought and sold on a securities exchange. The Fund could lose money by investing in an ETF including if the value of the ETF’s investments go down. In addition, the market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange.

Identical risk.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income
Futures Contracts Risk	Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Futures contracts traded in the over-the-counter markets are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. A Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.	Substantially similar risk. While futures contracts risk is a principal risk of both Funds, the Growth & Income Fund is less susceptible to futures contracts risk due to the differences in typical allocations across the two Funds.
Hedging Risk

Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund or an underlying ETF may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. An underlying ETF may seek to hedge currency exposure through forward currency contracts and/or futures contracts (which are described under “Futures Contract Risk”). A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date. Contracts to sell foreign currency will generally be expected to limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. In addition, the use of currency hedging will not necessarily eliminate exposure to all currency fluctuations. Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines.

Substantially similar risk. While hedging risk is a principal risk of both Funds, the Growth & Income Fund is less susceptible to hedging risk due to the differences in typical allocations across the two Funds.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income
High Yield Securities Risk

An underlying ETF may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell.

Identical risk.
Income Generation Risk

An underlying ETF may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the underlying ETF’s ability to meet its stated investment objective.

Substantially similar risk. While income generation risk is a principal risk of both Funds, the Growth & Income Fund is more susceptible to this risk due to its slightly greater allocation to fixed income securities.
Interest Rate Risk	The fixed-income securities in which an underlying ETF may invest may be of any credit quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the underlying ETF’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.	Substantially similar risk. While interest rate risk is a principal risk of both Funds, the Growth & Income Fund is more susceptible to this risk due to its slightly greater allocation to fixed income securities.
Large-Cap Stock Risk	An underlying ETF’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.	Substantially similar risk. While large-cap stock risk is a principal risk of both Funds, the Growth & Income Fund is less susceptible to large-cap stock risk due to the differences in typical allocations across the two Funds.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income
Active Management Risk	The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to shareholders.	Substantially similar risk. While active management risk is a principal risk of both Funds, the Growth & Income Fund is less susceptible to active management risk due to the differences in typical allocations across the two Funds.
Mid-Cap Stock Risk	An underlying ETF may invest significantly in mid-capitalization companies, and each underlying ETF may define “mid-capitalization” differently. Mid-cap stocks are often more volatile and less liquid than investments in large-cap companies, and may be subject to greater and more abrupt price fluctuations. Mid-cap companies may also lack the management experience, financial resources and product diversification of larger companies.	Substantially similar risk. While mid-cap stock risk is a principal risk of both Funds, the Growth & Income Fund is less susceptible to mid-cap stock risk due to the differences in typical allocations across the two Funds.
Non-U.S. Securities Risk	Non-U.S. securities, in which an underlying ETF could invest, are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.	Substantially similar risk. While non-U.S. securities risk is a principal risk of both Funds, the Growth & Income Fund is less susceptible to non-U.S. securities risk due to the differences in typical allocations across the two Funds.
Prepayment and Extension Risk	When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and an underlying ETF may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk). Ultimately, any unexpected behavior in interest rates could increase the volatility of an underlying ETF’s share price and yield and could hurt performance. Prepayments could also create capital gains tax liability in some instances.	Substantially similar risk. While prepayment and extension risk is a principal risk of both Funds, the Growth & Income Fund is more susceptible to this risk due to its slightly greater allocation to fixed income securities.

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income
Real Estate Investment Trust (“REITs”) Risk	Investing in REITs may subject an underlying ETF to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.	Identical risk.
Sector and Securities Selection Risk	The performance of an underlying ETF is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.	Identical risk.
Small-Cap Stock Risk	An underlying ETF may invest significantly in small-capitalization companies, and each underlying ETF may define “small-capitalization” differently. Small-cap stocks are often more volatile and less liquid than investments in larger companies, and may be subject to greater and more abrupt price fluctuations. In addition, small-cap companies may lack the management experience, financial resources and product diversification of larger companies. Small-cap companies’ earnings and revenues may be less predictable, and there may be less publicly available information about these companies, which can affect the pricing of their shares.	Substantially similar risk. While small-cap stock risk is a principal risk of both Funds, the Growth & Income Fund is less susceptible to small-cap stock risk due to the differences in typical allocations across the two Funds.
Style Investing Risk	To the extent the Fund or an underlying ETF focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.	Substantially similar risk. While style investing risk is a principal risk of both Funds, the Growth & Income Fund is less susceptible to style investing risk due to the differences in typical allocations across the two Funds.

COMPARISON OF PERFORMANCE

Set forth below is past performance information for each Acquired Fund and the corresponding Acquiring Fund, which may help provide an indication of each Fund’s risk.

Performance information in the bar charts and tables below illustrates the variability of the Funds’ returns and provides some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year. Past performance (before and after taxes) does not indicate future results.

Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Class A shares of the Fund commenced operations on June 12, 2018. The performance shown in the table below for periods prior to June 12, 2018 for Class A shares reflects the performance of the Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Class A shares, without the effect of any fee and expense limitations or waivers. If Class A shares of the Fund had been available during periods prior to June 12, 2018, the performance shown may have been different.

RiverFront Asset Allocation Income and Growth

During the periods shown in the chart, the highest quarterly return for Investor Shares was 3.80% (for the quarter ended December 31, 2013) and the lowest quarterly return was -5.37% (for the quarter ended December 31, 2018). The calendar year-to-date return for the Investor Shares through June 30, 2019 was 8.61%.

Annual Total Return (for calendar years ended 12/31)
Investor Class Shares

Acquired Fund’s Average Annual Total Returns for the periods ended December 31, 2018

Average Annual Total Returns

(for periods ended December 31, 2018)

	1 Year	5 Years	Since Inception (September 4, 2012)
Investor Class Shares
Return Before Taxes	-4.92%	1.89%	3.16%
Return After Taxes on Distributions	-7.23%	0.70%	1.95%
Return After Taxes on Distributions and Sale of Fund Shares	-1.96%	1.15%	2.09%
Class A Shares
Return Before Taxes	-10.16%	0.75%	2.25%
Class C Shares
Return Before Taxes	-6.49%	1.13%	2.39%
Class I Shares
Return Before Taxes	-4.58%	2.15%	3.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	0.01%	2.52%	1.71%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)**	-4.38%	8.49%	11.86%
30% S&P 500® and 70% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	-1.06%	4.43%	4.80%

*	Broad-based securities market index.

**	Additional index.

RiverFront Asset Allocation Moderate

During the periods shown in the chart, the highest quarterly return for Investor Shares was 6.36% (for the quarter ended December 31, 2011) and the lowest quarterly return was -9.29% (for the quarter ended December 31, 2018). The calendar year-to-date return for the Investor Shares through June 30, 2019 was 10.45%.

Annual Total Return (for calendar years ended 12/31)
Investor Class Shares

Acquiring Fund’s Average Annual Total Returns for the periods ended December 31, 2018

Average Annual Total Returns

(for periods ended December 31, 2018)

	1 Year	5 Years	Since Inception (August 2, 2010)
Investor Class Shares
Return Before Taxes	-7.31%	2.64%	4.86%
Return After Taxes on Distributions	-11.19%	0.64%	3.25%
Return After Taxes on Distributions and Sale of Fund Shares	-2.16%	1.70%	3.50%
Class A Shares
Return Before Taxes	-12.39%	1.48%	4.16%
Class C Shares
Return Before Taxes	-8.79%	1.87%	4.08%
Class I Shares
Return Before Taxes	-7.06%	2.90%	5.12%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)*	-4.38%	8.49%	12.32%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	0.01%	2.52%	2.69%
50% S&P 500® and 50% Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	-1.90%	5.65%	7.62%

*	Broad-based securities market index.

**	Additional index.

RiverFront Asset Allocation Growth

During the periods shown in the chart, the highest quarterly return for Investor Shares was 8.63% (for the quarter ended March 31, 2012) and the lowest quarterly return was -16.39% (for the quarter ended September 30, 2011). The calendar year-to-date return for the Investor Shares through June 30, 2019 was 12.36%.

Annual Total Return (for calendar years ended 12/31)
Investor Class Shares

Acquired Fund’s Average Annual Total Returns for the periods ended December 31, 2018

Average Annual Total Returns

(for periods ended December 31, 2018)

	1 Year	5 Years	Since Inception (August 2, 2010)
Investor Class Shares
Return Before Taxes	-13.57%	1.59%	4.80%
Return After Taxes on Distributions	-17.92%	-0.23%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares	-5.31%	1.00%	3.58%
Class A Shares
Return Before Taxes	-18.37%	0.45%	4.10%
Class C Shares
Return Before Taxes	-14.90%	0.82%	4.03%
Class I Shares
Return Before Taxes	-13.38%	1.83%	5.05%
MSCI ACWI (reflects no deduction for fees, expenses or taxes)*	-9.42%	4.26%	7.43%
80% MSCI ACWI and 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	-7.45%	4.02%	6.62%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	0.01%	2.52%	2.69%

*	Broad-based securities market index.

**	Additional index.

RiverFront Asset Allocation Growth & Income

During the periods shown in the chart, the highest quarterly return for Investor Shares was 8.49% (for the quarter ended December 31, 2011) and the lowest quarterly return was -13.71% (for the quarter ended September 30, 2011). The calendar year-to-date return for the Investor Shares through June 30, 2019 was 11.40%.

Annual Total Return (for calendar years ended 12/31)
Investor Class Shares

Acquiring Fund’s Average Annual Total Returns for the periods ended December 31, 2018

Average Annual Total Returns

(for periods ended December 31, 2018)

	1 Year	5 Years	Since Inception (August 2, 2010)
Investor Class Shares
Return Before Taxes	-11.31%	2.62%	5.71%
Return After Taxes on Distributions	-14.86%	0.95%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	-4.56%	1.78%	4.28%
Class A Shares
Return Before Taxes	-16.20%	1.47%	5.01%
Class C Shares
Return Before Taxes	-12.77%	1.84%	4.91%
Class I Shares
Return Before Taxes	-11.13%	2.87%	5.97%
MSCI ACWI (reflects no deduction for fees, expenses or taxes)*	-9.42%	4.26%	7.43%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	0.01%	2.52%	2.69%
70% MSCI ACWI and 30% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	-6.48%	3.87%	6.18%

*	Broad-based securities market index.

**	Additional index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Acquired Fund shares, a tax deduction is provided that benefits the investor.

INFORMATION ABOUT THE REORGANIZATIONS

The Agreements and Plans of Reorganization

The terms and conditions under which the proposed Reorganizations may be consummated are set forth in the Reorganization Agreements. Significant provisions of each Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of the Agreement and Plan of Reorganization attached to this Information Statement/Prospectus as Exhibit A.

Each Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of the respective Acquired Fund in exchange for shares of beneficial interest of the corresponding Acquiring Fund and the assumption by the corresponding Fund of all of the Acquired Fund’s liabilities; and (ii) the distribution of shares of the corresponding Acquiring Fund to shareholders of the respective Acquired Fund, as provided for in the particular Reorganization Agreement. The Acquired Funds will then be terminated and liquidated.

After the Reorganizations, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the corresponding class of the respective Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s Acquired Fund shares (of the particular class) as of the close of business on the Closing Date. Shares of the Acquiring Fund will not be represented by physical certificates.

The Acquiring Funds and the Acquired Funds have adopted the same valuation policies and procedures and therefore there are no differences between their respective valuation policies and procedures for purposes of valuing assets in each respective Fund.

Until the Closing Date, shareholders of each Acquired Fund will continue to be able to redeem or exchanges their shares.

The obligations of the Funds under the Reorganization Agreements are subject to various conditions, including receipt of an opinion from legal counsel that the particular Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. Each Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. The Reorganizations are not contingent upon each other; in other words, one of the Reorganizations may be completed even if the other is not completed for any reason.

Please refer to Exhibit A to review the terms and conditions of the Form of Reorganization Agreement.

Reasons for the Reorganization and Board Considerations

The proposed Reorganizations were presented to the Board of Trustees of the Trust for consideration at a meeting held on June 11-12, 2019.

The Board took note of the fact that each Reorganization is being conducted in accordance with applicable rules articulated in Rule 17a-8 under the 1940 Act that permit affiliated mutual funds to be reorganized without obtaining the vote of shareholders if certain conditions are met, and the Board considered that the relevant applicable conditions were satisfied in connection with each Reorganization , specifically that, with respect to each Reorganization:

•	The applicable Acquiring Fund is a registered investment company (or a series of a registered investment company);
•	The Board has made the required determinations that (i) participation in the Reorganization is in the best interests of the particular Acquired Fund and Acquiring Fund and (ii) the interests of the particular Acquired Fund’s existing shareholders and Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization;
•	The directors have requested and evaluated such information as may reasonably be necessary to their determinations above and have considered and given appropriate weight to all pertinent factors;
•	The determinations above and the bases thereof, including the factors considered by the directors are recorded fully in the minute books of the applicable Acquired Fund and Acquiring Fund;
•	The Board of the applicable Acquired Fund and Acquiring Fund each satisfy the fund governance standards defined in the rules of the 1940 Act; and
•	The applicable Acquiring Fund preserves written records that describe the Reorganization and its terms six years (and for the first two years in an easily accessible place).

At this meeting, the Board requested information about the proposed Reorganizations from the Adviser, the Sub-Adviser, and their representatives and the Adviser, the Sub-Adviser, and their representatives provided such information. Representatives of the Adviser and Sub-Adviser had informed the Board of Trustees that, in their view, the Reorganization would be advisable and in the best interests of the Acquired Funds, the Acquiring Funds, and their existing shareholders because, among other things, each Reorganization would combine two funds with principal investment strategies that are not materially different into a single fund having a larger asset base which has the potential to produce economies of scale by spreading costs over a larger base of assets.

The Board of Trustees of the Trust, in determining to approve the proposed Reorganizations, considered a number of factors in connection with this decision. Among the factors considered by the Board were:

•	the terms of each proposed Reorganization;
•	the anticipated tax-free nature of the transaction for the Funds and their shareholders;
•	that the principal investment strategies of the Acquiring Fund and Acquired Fund pairs are not materially different, except for certain differences in their target allocations to equity/fixed income securities and in certain RiverFront ETFs in which they may invest;
•	that each set of Acquired Fund and Acquiring Fund had identical management fee, unitary administrative fee, Rule 12b-1 fees, and class structures;
•	that each set of Acquired Fund and Acquiring Fund had identical operating expense ratios calculated in accordance with generally accepted accounting principles (GAAP) and as shown in the financial highlights of such funds;
•	that the non-GAAP operating expense ratio (including acquired fund fees and expenses) for the Acquiring Fund was slightly higher than the comparable fee for the the related Acquired Fund;
•	that such difference between a particular Acquired Fund and its related Acquiring Fund was attributable solely to differing acquired fund fees and expenses relating to the particular exchange-traded funds acquired by the particular fund, as shown in certain disclosures in such fund’s prospectus;
•	that there can be no assurance as to the future particular composition of the portfolio of a Acquiring Fund and the related acquired fund fees and expenses incurred as a result of such portfolio holdings;
•	that shareholders of the Funds may potentially benefit from economies of scale expected to be realized as a result of combining the assets of the Funds, although there can be no assurance that any such economies of scale will ultimately be achieved;
•	that neither the Funds nor their shareholders will bear any costs of the Reorganizations because the Adviser has agreed to bear all of the costs of the transaction.

The Board also considered potential materially adverse consequences of the Reorganizations, including that: (i) former shareholders of the Income & Growth Fund will experience, as shareholders of the combined post-transaction Moderate Fund, a slightly higher total fund operating expense ratio (taking into account acquired fund fees and expenses); and that (ii) the Income & Growth Fund and Growth Fund are each expected to dispose of up to 20% of their portfolios in order to better align with the targeted fixed-income and equity securities allocation levels of their respective Acquiring Funds, which would entail slightly higher acquired fund fees and expenses.

For the reasons discussed, the Trustees, including all of the Independent Trustees, determined that participation in each Reorganization is in the best interests of each of the Funds and their shareholders and that the interests of the Funds and their shareholders will not be diluted as a result of the Reorganization.

In the event a Reorganization does not occur for a particular Acquired Fund and Acquiring Fund, the Board will consider other possible courses for such affected funds, including but not limited to, liquidating one or more of the affected funds, continuing to operate one or more of the affected funds as it currently exists, or merging one or more of the affected funds with another series of the Trust that is managed by the Adviser and sub-advised by the Sub-Adviser.

Tax Considerations

The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Acquired Funds and their shareholders, nor the Acquiring Funds and their shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Agreements and Plans of Reorganization. As a waiveable condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Davis Graham & Stubbs LLP, counsel to the Trust, to the effect that each Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganizations, the Acquired Funds may pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their shareholders all of a Acquired Fund’s investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income of Acquired Fund shareholders.

In connection with the Reorganizations, it is anticipated that each Acquired Fund will sell approximately 20% of its portfolio securities, which are not intended to be retained by the respective Acquiring Fund, and which would be sold in order to better align the portfolio with that of the respective Acquiring Fund. The sales of these portfolio securities could, under certain circumstances, cause potentially adverse tax results for certain taxable investors because such sales could potentially result in the recognition of capital gains by the Acquired Fund, depending upon the specific circumstances of the portfolio security, which are then passed through to shareholders.

From the Income & Growth Fund, it is anticipated that some portion of the Fund’s holdings in the RiverFront Dynamic Core Income ETF and RiverFront Strategic Income ETF will be sold, constituting approximately 20% of the Fund’s portfolio in the aggregate. From the Growth Fund, it is anticipated that some portion of the Fund’s holdings in the RiverFront Dynamic US Flex-Cap ETF, the RiverFront Dynamic Developed International ETF, the RiverFront Dynamic Asia Pacific ETF, the RiverFront Dynamic Europe ETF, and the RiverFront Dynamic Unconstrained Income ETF will be sold, constituting approximately 20% of the Fund’s portfolio in the aggregate. In each instance, the Sub-Adviser does not expect that entire allocations will be sold; rather the positions are anticipated to be reduced to align with the respective Acquiring Fund’s principal investment strategies. The Sub-Adviser expects that there will not be transaction costs incurred with such sales. Based on information from the Sub-Adviser, the Funds expect that the sales for the Income & Growth Fund (to be reorganized with and into the Moderate Fund) will generate approximately $36,339 in long term capital gains (approximately $0.005 per share) and $38,707 in short term capital gains (approximately $0.005 per share), while the sales for the Growth Fund (to be reorganized with and into the Growth & Income Fund) will generate approximately $24,915 in long term capital gains (approximately $0.003 per share) and $47,398 in short term capital losses (approximately $0.006 per share).

As of April 30, 2019 the Funds estimate the following amounts as capital loss carryforwards:

Fund	Short-Term Non-expiring	Long-Term Non-expiring
RiverFront Asset Allocation Moderate	$ 934,448	$ 8,178
RiverFront Asset Allocation Income & Growth	65,358	-

Fund	Short-Term Non-expiring	Long-Term Non-expiring
RiverFront Asset Allocation Growth	$ 694,160	$ 6,543
RiverFront Asset Allocation Growth & Income	1,992,214	30,915

There may be a limitation on the amount of any capital loss carryover that may be transferred from an Acquired Fund to the corresponding Acquiring Fund. This limitation could result in certain capital losses expiring before being used. However, there is no assurance that such losses would be used even in the absence of the Reorganizations. Any restrictions on the utilization of capital loss carryforwards will depend on the facts and circumstances at the time of the Closing of the Reorganizations.

You should consult your tax advisor regarding the effect, if any, of the Reorganizations in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganizations, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganizations.

Expenses of the Reorganization

The Adviser is responsible for the expenses related to the Reorganization and none of the Funds will bear any of the costs or expenses incurred in connection with carrying out the Reorganizations.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Adviser

ALPS Advisors, Inc. (the “Adviser”), subject to the authority of the Fund’s Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Adviser has delegated daily management of the Fund’s assets to RiverFront. The Sub-Adviser is engaged to manage the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Board.

RiverFront, established in April 2008 by the former Chief Investment Officer, Chief Investment Strategist and Chief Equity Strategist at Wachovia Securities, is located at 1214 East Cary Street, Richmond, Virginia 23236. RiverFront is majority-owned by its employees but is affiliated with Baird Financial Corporation as a result of its minority equity interests and representation on RiverFront’s board of directors. RiverFront Investment Group, LLC, is an investment adviser registered with the Securities Exchange Commission under the Investment Advisers Act of 1940. The company manages a variety of portfolios utilizing stocks, bonds, and exchange-traded funds (ETFs). RiverFront also serves as sub-advisor to a series of mutual funds and ETFs. As of December 31, 2018, RiverFront had approximately $6.9 billion in assets under advisement (discretionary and non-discretionary).

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser and into a Sub-Advisory Agreement with the Sub-Adviser and the Adviser. As of October 30, 2018, neither the Adviser nor the Sub-Adviser receives a management fee for its services under the Advisory Agreement or under the Sub-Advisory Agreement, as applicable. The Fund intends to invest, however, in ETFs that are sub-advised by RiverFront and which may be advised by the Adviser. Neither the Adviser nor RiverFront will waive any portion of the management fees payable by or in connection with such underlying ETFs, and as a consequence the Fund indirectly bears a portion of the management fees charged by the Adviser or by RiverFront to such underlying ETFs.

The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the renewal of Fund’s Advisory Agreement and Sub-Advisory Agreements is provided in the Fund’s annual report to shareholders for the period ended October 31, 2018.

Other Service Providers

State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA, 02171 (“State Street”), serves as Custodian for the Funds.

ALPS Fund Services, Inc. (“ALPS”), pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Financial Highlights

The fiscal year end of the Funds is October 31. The financial highlights of each Acquired Fund and Acquiring Fund, enclosed herein as Exhibit F, for the five (5) years ended October 31, 2018 are contained in the respective Fund’s most recent annual report dated October 31, 2018, and the information in the financial highlights has been audited by Deloitte & Touche LLP, the Funds’ independent registered public accounting firm. Unaudited financial information for each Acquired Fund and Acquiring Fund for the semi-annual period ended April 30, 2019 is contained in the Funds’ most recent semi-annual report dated April 30, 2019. The annual report to shareholders, including the financial highlights, is incorporated by reference herein. The semi-annual report to shareholders, including the financial highlights, is also incorporated by reference herein.

Form of Organization

The Funds are series of the Trust, which is an open-end management investment company organized as a Delaware statutory trust. The Trust is governed by a Board of Trustees.

Capitalization

The table at Exhibit D provides information regarding the capitalization of the Acquired Fund and Acquiring Fund as of April 30, 2019, and on a pro forma basis as of April 30, 2019, giving effect to the Reorganization as if it had occurred on that date.

Security Ownership of Certain Beneficial Owners

For a list of shareholders or entities that, to the best of each Acquired Fund’s knowledge, owned beneficially or of record 5% or more of the outstanding shares of each Acquired Fund as of June 11, 2019, please refer to Exhibit E of this Information Statement/Prospectus.

APPENDIx A – INTERMEDIARY SALES CHARgE WAIVERS AND DISCOUNTS

The following information pertains to purchases of Fund shares through a Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) platform or account:

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

*****

Effective May 21, 2018, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following categories of load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

A-1	Prospectus | February 28, 2019

The following pertains to purchases of Fund shares through a Morgan Stanley Smith Barney, LLC (“Morgan Stanley”) platform or account:

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

●	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
●	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
●	Shares purchased through a Morgan Stanley self-directed brokerage account
●	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
●	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

The following information pertains to purchases of Fund shares through a Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James affiliates (“Raymond James”) platform or account:

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

●	Shares purchased in an investment advisory program.
●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
●	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
●	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
●	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

www.alpsfunds.com	A-2

CDSC Waivers on Classes A, B and C shares available at Raymond James

●	Death or disability of the shareholder.
●	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
●	Return of excess contributions from an IRA Account.
●	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
●	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
●	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

●	Breakpoints as described in this prospectus.
●	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [____]th day of [_________], 2019, by Financial Investors Trust, a Delaware statutory trust (the “Trust”), on behalf of the RiverFront Asset Allocation Moderate (the “Acquiring Fund”) and the RiverFront Asset Allocation Income and Growth (the “Acquired Fund”) (the Acquiring Fund and Acquired Fund each referred to herein as a “Fund” and collectively, the “Funds”); ALPS Advisors, Inc., the investment adviser to the Acquiring Fund and the Acquired Fund (“Adviser”) (only for purposes of Sections 1.7, 5.11, and 9.1 of the Agreement). The principal place of business of the Trust and of the Adviser is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

This Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of:

(a)	the transfer of all the assets of the Acquired Fund to the Acquiring Fund, in exchange solely for Investor Shares, Class C shares, Class I shares, and Class A shares of beneficial interest, no par value per share, of the Acquiring Fund (collectively, the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund; and

(b)	the pro rata distribution of the Investor Shares, Class C shares, Class I shares

(c)	, and Class A shares of the Acquiring Fund to the Investor Shares, Class C, Class I, and Class A shareholders, respectively, of the Acquired Fund and the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Trust, the Acquired Fund is a separate series of the Trust, the Trust is an open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Trust, including the Independent Trustees, has determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE ACQUIRED FUND’S LIABILITIES, AND TERMINATION AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund. In consideration for such transfer, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Investor Shares, Class C shares, Class I shares, and Class A shares, computed in the manner set forth in Section 2.3; and (ii) to assume all the liabilities of the Acquired Fund, as set forth in Section 1.3. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2 ASSETS TO BE TRANSFERRED. The Acquired Fund shall transfer all its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, as such term is defined in Section 3.1.

1.3 LIABILITIES TO BE ASSUMED. The Acquired Fund will endeavor to discharge all its known liabilities and obligations to the extent possible before the Closing Date other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Notwithstanding the foregoing, the Acquiring Fund shall assume all liabilities of the Acquired Fund, which assumed liabilities shall include all of the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is possible, but no later than six (6) months after the Closing Date (the “Liquidation Date”): (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, to its shareholders of record determined as of the close of business on the Valuation Date (as defined in Section 2.1) (the “Acquired Fund Shareholders”), all of the Investor Shares, Class C shares, Class I shares, and Class A shares received by the Acquired Fund pursuant to Section 1.1 on a pro rata basis; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed by the Trust and canceled on its books. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued at the Closing to the Acquired Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Acquired Fund Shareholders.

1.6 STATE FILINGS. Promptly following the Closing Date, the Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware to effect the termination of the Acquired Fund, and shall file final tax returns with the State of Colorado and elsewhere to the extent required under applicable law.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred. Notwithstanding the foregoing, any other transfer taxes payable upon the issuance of the Acquiring Fund Shares shall be paid by the Adviser.

1.8 TERMINATION. The Acquired Fund shall be dissolved, terminated and have its affairs wound up in accordance with Delaware state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods set forth in Rule 17a-8 under the 1940 Act.

ARTICLE II
VALUATION

2.1 VALUATION OF ASSETS AND LIABILITIES. The value of the Acquired Fund’s net assets shall be the value of all the Acquired Fund’s assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all the Acquired Fund’s liabilities. The value of the Acquired Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Trust’s Declaration of Trust and Bylaws, each as amended and/or restated (the “Trust Governing Documents”), the Trust’s relevant committee policies and/or procedures, and the Acquired Fund’s then-current prospectus and statement of additional information.

2.2 VALUATION OF SHARES. The aggregate net asset value of each class of Acquiring Fund Shares shall be the aggregate net asset value of the respective class of the Acquired Fund on the Valuation Date, using the valuation procedures set forth in the Trust Governing Documents and the Acquired Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED.

(a) The number of full and fractional Investor Shares to be issued by the Acquiring Fund in exchange for the net assets of the Acquired Fund attributable to the Investor Shares of the Acquired Fund shall be equal to the aggregate net asset value attributable to the Investor Shares of the Acquired Fund divided by the net asset value per share for the Investor Shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Investor Shares shareholder of the Acquired Fund will receive the number of full and fractional shares of Investor Shares of the Acquiring Fund, equal to the aggregate net asset value attributable to the Investor Shares of the Acquired Fund held by that Investor Shares shareholder immediately prior to the Reorganization divided by the net asset value per share for the Investor Shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

(b) The number of full and fractional Class A shares to be issued by the Acquiring Fund in exchange for the net assets of the Acquired Fund attributable to the Class A shares of the Acquired Fund shall be equal to the aggregate net asset value attributable to the Class A shares of the Acquired Fund divided by the net asset value per share for the Class A shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Class A shareholder of the Acquired Fund will receive the number of full and fractional shares of Class A shares of the Acquiring Fund, equal to the aggregate net asset value attributable to the Class A shares of the Acquired Fund held by that Class A shareholder immediately prior to the Reorganization divided by the net asset value per share for the Class A shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

(c) The number of full and fractional Class C shares to be issued by the Acquiring Fund in exchange for the net assets of the Acquired Fund attributable to the Class C shares of the Acquired Fund shall be equal to the aggregate net asset value attributable to the Class C shares of the Acquired Fund divided by the net asset value per share for the Class C shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Class C shareholder of the Acquired Fund will receive the number of full and fractional shares of Class C shares of the Acquiring Fund, equal to the aggregate net asset value attributable to the Class C shares of the Acquired Fund held by that Class C shareholder immediately prior to the Reorganization divided by the net asset value per share for the Class C shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

(d) The number of full and fractional Class I shares to be issued by the Acquiring Fund in exchange for the net assets of the Acquired Fund attributable to the Class I shares of the Acquired Fund shall be equal to the aggregate net asset value attributable to the Class I shares of the Acquired Fund divided by the net asset value per share for the Class I shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Class I shareholder of the Acquired Fund will receive the number of full and fractional shares of Class I shares of the Acquiring Fund, equal to the aggregate net asset value attributable to the Class I shares of the Acquired Fund held by that Class I shareholder immediately prior to the Reorganization divided by the net asset value per share for the Class I shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

2.4 EFFECT OF SUSPENSION IN TRADING. The Valuation Date and Closing Date (as defined in Section 3.1) shall be postponed, if on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, as mutually agreed to by the parties. The postponement shall continue until the first business day after the day when trading is fully resumed and reporting is restored.

2.5 DETERMINATION OF VALUE. All computations of value shall be made by ALPS Fund Services, Inc., the Trust’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Trust.

ARTICLE III
CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on August 5, 2019 or such other date as the parties may agree in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on the Valuation Date. The Closing shall be held immediately after the close of regular trading on the NYSE at the offices of ALPS Fund Services, Inc. in Denver, Colorado or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Acquired Fund shall cause State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable foreign, U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3 TRANSFER AGENT’S CERTIFICATE. The Acquired Fund shall cause ALPS Fund Services, Inc., as transfer agent for the Acquired Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ALPS Fund Services, Inc., its transfer agent, to issue and deliver to the Acquired Fund at the Closing (a) a certificate as to the opening of accounts in the Acquired Fund Shareholders’ names on the Acquiring Fund’s share transfer books and (b) a confirmation evidencing the Acquiring Fund Shares to be credited at the Closing or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquired Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Declaration of Trust, as amended.

(c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Trust Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e) Except for conversion fees to be payable to the Acquired Fund’s transfer agent and custodian in connection with the Reorganization, or as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Acquired Fund has no material contracts or other commitments that will be terminated with liability to the Acquired Fund before the Closing Date.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The financial statements of the Acquired Fund for the fiscal year ended October 31, 2018, have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of October 31, 2018, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

(h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquired Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquiring Fund. For the purposes of this subsection (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i) All U.S. federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above. To the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Acquired Fund.

(j) All issued and outstanding shares of the Acquired Fund are duly authorized and, when sold as contemplated in its prospectus and statement of additional information, validly issued, and purchasers of Acquired Fund shares will not have any obligation to make payments to the Trust or the Trust’s creditors (other than the purchase price for such shares) solely by reason of their ownership of such shares. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in Section 3.3. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Acquired Fund, and has no outstanding securities convertible into shares of the Acquired Fund.

(k) At the time of the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. This Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and applicable other laws and regulations.

(n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Trust or the Acquired Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(o) For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending on the Closing Date), as a “regulated investment company” under Subchapter M of the Code (a “RIC”), (ii) has been eligible to and has computed (or in the case of its taxable year ending on the Closing Date, will have been eligible to and will have computed) its U.S. federal income tax under Section 852 of the Code, and (iii) has been (or, in the case of the short taxable year ending on the Closing Date, will) be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Acquired Fund will qualify as a RIC as of its taxable year ending on the Closing Date and will have satisfied the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code for such taxable year. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a RIC under the Code.

(p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Delaware state law, as applicable, for the execution of this Agreement by the Trust on behalf of the Acquired Fund, except for the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(q) The Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Trust.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a) The Trust is a business trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquiring Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Declaration of Trust, as amended.

(c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Acquiring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Trust Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Trust or the Acquiring Fund to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(f) The financial statements of the Acquiring Fund for the fiscal year ended October 31, 2018, have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of October 31, 2018, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

(h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquiring Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquired Fund. For the purposes of this subsection (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(i) All U.S. federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above. To the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Acquiring Fund.

(j) All issued and outstanding shares of the Acquiring Fund are duly authorized and, when sold as contemplated in its prospectus and statement of additional information, validly issued, and purchasers of Acquiring Fund shares will not have any obligation to make payments to the Trust or the Trust’s creditors (other than the purchase price for such shares) solely by reason of their ownership of such shares. All of the issued and outstanding shares of the Acquiring Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Acquiring Fund’s transfer agent as provided in Section 3.3. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund. The Trust Governing Documents provide that each Acquiring Fund Share shall be entitled to vote for the election of trustees of the Trust.

(j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(k) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and other applicable laws and regulations.

(m) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Trust or the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(o) For each taxable year of its operations, including its taxable year that includes the Closing Date, the Acquiring Fund (i) has elected or will elect to qualify, and has qualified or will qualify (in the case of the taxable year ending on the Closing Date), as a RIC, (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code and will do so for the taxable year that includes the Closing Date, and (iii) has been (or in the case of the taxable year that includes the Closing Date, will) be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Acquiring Fund will qualify as a RIC for its taxable year that includes the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year that includes the Closing Date, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a RIC under the Code.

(p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware state law, as applicable, for the execution of this Agreement by the Trust on behalf of the Acquiring Fund, except for the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(q) The Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Trust.

ARTICLE V
COVENANTS OF ACQUIRING FUND AND ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE.

(a) Subject to Section 1.2 and Section 5.1(b), the Acquired Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Agreement. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) Prior to the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus any excess of interest excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of the Acquired Fund’s net capital gain, if any (after reduction for any capital loss carryforward and computed without regard to any dividends paid), recognized in all taxable periods or years ending on or prior to the Closing Date.

5.2 NO SHAREHOLDER APPROVAL. The Acquired Fund will rely on Rule 17a-8 under the 1940 Act, and therefore, no special meeting of Acquired Fund shareholders shall be called to consider and act upon this Agreement (or transactions contemplated thereby) or to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares as permitted by shareholder account registrations.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Acquired Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Acquired Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Trust’s Treasurer, a statement of the earnings and profits of the Acquired Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Acquired Fund.

5.9 TAX STATUS OF REORGANIZATION. The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Trust, the Acquired Fund, or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Agreement. The parties hereto agree to report the Reorganization as a reorganization qualifying under Code Section 368(a).

5.10 STATEMENT OF ASSETS AND LIABILITIES. The Acquired Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

5.11 CONFIDENTIALITY.

(a) The Trust, the Acquiring Fund, the Acquired Fund, and the Adviser (the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI
CONDITION PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1 All representations, covenants, and warranties of the Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Acquiring Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Acquiring Fund prior to or at the Closing.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1 All representations, covenants, and warranties of the Trust and the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2  The Acquired Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the fulfillment of the following conditions or waiver by the affected parties:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the Trust’s Board of Trustees, in accordance with Rule 17a-8 under the 1940 Act, and a copy of such resolutions shall be included in the corporate records of the Trust, certified by the Secretary or equivalent officer.

8.2 On the Closing Date, the Securities and Exchange Commission (the “Commission”) shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.4 The Funds shall have received an opinion of Davis Graham & Stubbs LLP, addressed to the Trust and its Boards of Trustees, substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a) The transfer of all the Acquired Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund followed by the pro rata distribution, by class, by the Acquired Fund of all the Acquiring Fund Shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c) No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund, except for (A) assets as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles at the end of a taxable year or upon the termination thereof, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e) The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the time of the Reorganization.

(f) The Acquiring Fund’s basis in the assets received from the Acquired Fund in the Reorganization will be the same as the basis of such assets to the Acquired Fund immediately before the Reorganization., except that the Acquiring Fund’s tax basis will be increased by any gain recognized by the Acquired Fund in the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund., except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period.

(g) The Acquiring Fund will succeed to and take into account the tax attributes of the Acquired Fund described in Section 381(c) of the Code, subject to any applicable limitations imposed by Sections 381, 382, 383 and 384 of the Code and regulations thereunder.

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, (2) the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction, or (3) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and on such representations as tax counsel may reasonably request of the Funds, and the Trust and/or their agents, and the Acquired Fund, the Acquiring Fund, and the Trust will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this Section 8.4 of this Agreement.

ARTICLE IX
EXPENSES

9.1 The Funds will pay no expenses associated with their participation in the Reorganization. The Adviser will pay all expenses incurred by the Acquiring Fund and the Acquiring Fund in connection with this Agreement and the transactions contemplated hereby whether or not the Reorganization is consummated (the “Reorganization Expenses”). The Reorganization Expenses include, but are not limited to: (a) expenses associated with the preparation and filing of the registration statement and amendments thereto; (b) postage; (c) accounting fees; (d) legal fees incurred by each Fund; (e) solicitation costs of the transaction; (f) expenses associated with special meetings of the Trust’s Boards of Trustees in connection with the Reorganization; and (g) other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees). For avoidance of doubt, if the Reorganization is not consummated, the Adviser will bear full responsibility for payment of the Reorganization Expenses.

9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a RIC.

ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

10.1 The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

10.2 Except for the covenants set forth in Sections 1.1, 1.3, 1.4, 1.9, 5.5, 5.6, 5.10, 5.11, 9.1, 10.2, and 11.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI
TERMINATION

11.1 This Agreement may be terminated by the Trust.

11.2 In the event of any such termination, in the absence of willful breach, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, the Acquired Fund, the Adviser, or their respective board members, members, shareholders and officers. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII
AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be agreed upon in writing by the officers of the Trust as specifically authorized by the Trust’s Board of Trustees.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW;
ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Colorado, without regard to conflict of laws.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the property of the respective Fund, as provided in the Trust Governing Documents. Moreover, no series of the Trust other than the Acquired Fund or Acquiring Fund shall be responsible for the obligations of the Acquired Fund or Acquiring Fund, respectively, hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of the Trust and such Fund hereunder. The execution and delivery of this Agreement have been authorized by the Trust’s Board of Trustees on behalf of the Acquiring Fund and the Acquired Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

ARTICLE XIV
NOTICES

14.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Trust at the applicable address set forth in the first paragraph of this Agreement, or to any other address that the Trust shall have last designated by notice to the other party.

(signature page follows)

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

FINANCIAL INVESTORS TRUST, on behalf of the RiverFront Asset Allocation Moderate

By:
Name:
Title:

FINANCIAL INVESTORS TRUST, on behalf of the RiverFront Asset Allocation Income & Growth

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 1.7, 5.11, and 9.1 only

ALPS ADVISORS, INC.

By:
Name:
Title:

EXHIBIT B

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT
STRATEGIES

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate
Investment Objective	The Fund seeks to provide current income and potential for that income to grow over time.	The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital.

Principal Investment Strategies

ALPS Advisors, Inc. (the “Adviser”) and RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) seek to achieve the Fund’s investment objectives by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (ETFs) that, under normal market conditions, are expected to primarily consist of ETFs sub-advised by RiverFront (“RiverFront ETFs”). The Fund also seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 30% to equities and 70% to fixed-income securities, subject to the variations described below. The Fund’s strategic allocation refers to the Sub-Adviser’s long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations. The Fund’s tactical adjustments refer to the Sub-Adviser’s periodic (typically quarterly, under normal circumstances) modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that have positive momentum.

Variations of up to 20% in the target asset allocation between equities and fixed income securities are permitted. Therefore, under normal conditions, the equity/fixed income allocation in the Fund may range from 10%/90% to 50%/50% instead of the 30%/70% target. The Fund is expected to invest between 50% and 90% of its assets in various fixed-income ETFs with exposure to high- and low-grade corporate debt. The balance of the Fund’s assets (typically between 10% and 50%) will be invested primarily in ETFs featuring a diversified basket of equities, low-grade debt (including “junk bonds”), or both. Special focus will be placed on ETFs with dividend-paying equities. The fixed income ETFs included in the portfolio may hold fixed income instruments of any credit quality, including “junk” bonds, and of any duration. Securities held by the RiverFront ETFs may include securities of issuers organized, located, or doing business in countries other than the United States (certain of which may be countries typically identified as emerging markets). The equity issuers to which the Fund will have exposure may be issuers of any market capitalization.

The Adviser and RiverFront seek to achieve the Fund’s investment objective by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (ETFs) that, under normal market conditions, are expected to primarily consist of RiverFront ETFs. The Fund also seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 50% to equities and 50% to fixed-income securities, subject to the variations described below. The Fund’s strategic allocation refers to the Sub-Adviser’s long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations. The Fund’s tactical adjustments refer to the Sub-Adviser’s periodic (typically quarterly, under normal circumstances) modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that have positive momentum.

The Fund is designed for investors seeking current income and the potential for increased income over time by providing exposure to both equity and fixed income investments consistent with a level of risk that the Sub-Adviser believes would typically be appropriate for the diverse needs of groups of employee retirement plan participants as a whole. Variations of up to 20% in the target asset allocation between equities and fixed income securities are permitted. Therefore, under normal conditions, the equity/fixed income allocation in the Fund may range from 30%/70% to 70%/30% instead of the 50%/50% target. The Fund is expected to invest between 30% and 70% of its net assets to ETFs with exposure to a globally diversified basket of equities. Special focus will be placed on identifying and investing in RiverFront ETFs that invest in dividend paying equity securities. The balance of the Fund’s assets (typically between 70% and 30%) is expected to be invested primarily in ETFs with exposure to corporate debt securities and which receive, and pay, income from such securities. The fixed income ETFs included in the portfolio may hold fixed income instruments of any credit quality, including “junk” bonds, and of any duration. The equity issuers to which the Fund will have exposure may be issuers of any market capitalization.

The Fund is designed for investors seeking current income and the potential for their income level to grow over time, and under normal market conditions is expected to be implemented through investments primarily in RiverFront ETFs. RiverFront may, based on the Sub-Adviser’s assessments of market conditions, periodically and tactically depart from the Fund’s targeted long-term strategic allocations when a certain asset class appears to be over- or under-valued.

In making strategic asset allocation decisions for a Fund, RiverFront seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for a Fund, RiverFront applies tactical allocation that incorporates price, economic and earnings momentum into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

Certain of the RiverFront ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts.

Each RiverFront ETF may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

The Fund’s allocations to the various global equity and debt markets (which may include exposure to securities of issuers in emerging markets) will generally be determined by RiverFront’s assessment of the growth potential presented by these markets, with the relative attractiveness of the market from a valuation perspective being a primary determinant of growth potential. RiverFront may tactically depart from the targeted allocations when certain sectors appear to be over or under-valued. These strategies may result in high portfolio turnover and portfolio volatility. The Fund seeks to avoid what it regards as prolonged overemphasis in any particular asset class while balancing the ability to adjust allocations in response to momentum shifts.

In making strategic asset allocation decisions for a Fund, RiverFront seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for a Fund, RiverFront applies tactical allocation that incorporates price, economic and earnings momentum into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the RiverFront Dynamic Core Income ETF.

Certain of the RiverFront ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts.

Each RiverFront ETF may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in each of the RiverFront Dynamic Core Income ETF and the RiverFront Dynamic US Dividend Advantage ETF.

Investment Adviser	ALPS Advisors, Inc.	ALPS Advisors, Inc.

Sub-Adviser	RiverFront Investment Group, LLC	RiverFront Investment Group, LLC

Portfolio Managers	Kevin Nicholson, CFA Deva Meenakshisundaram, FRM Bill Ryder, CFA, CMT Rebecca Felton	Kevin Nicholson, CFA Deva Meenakshisundaram, FRM Bill Ryder, CFA, CMT Rebecca Felton

	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income
Investment Objective	The Fund seeks to provide high total investment return.	The Fund seeks to achieve long-term growth and income.

Principal Investment Strategies

The Adviser and RiverFront seek to achieve the Fund’s investment objective by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (ETFs) that, under normal market conditions, are expected to primarily consist of RiverFront ETFs. The Fund also seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 80% to equities and 20% to fixed-income securities, subject to the variations described below. The Fund’s strategic allocation refers to the Sub-Adviser’s long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations. The Fund’s tactical adjustments refer to the Sub-Adviser’s periodic (typically quarterly, under normal circumstances) modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that have positive momentum.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined objective of growth through a fully managed investment policy utilizing primarily RiverFront ETFs that collectively feature a mix of exposure to equity securities and debt securities (with a strong emphasis on the former) of both United States and foreign issuers, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Variations of up to 20% in the target asset allocation between equities and fixed income securities are permitted. Therefore, under normal conditions, the equity/fixed income allocation in the Fund may range from 60%/40% to 100%/0% instead of the 80%/20% target. The Fund’s portfolio is typically built around a long-term strategic allocation which divides the Fund’s investments into large cap, small cap, mid-cap equities; international equities (including emerging markets); and fixed income securities. The Fund will normally feature a larger allocation to equity ETFs and a smaller allocation to fixed income ETFs. The fixed income ETFs included in the portfolio may hold fixed income instruments of any credit quality, including “junk” bonds, and of any duration. RiverFront may tactically depart from the targeted allocations when certain sectors appear to be over- or under-valued. The equity issuers to which the Fund will have exposure may be issuers of any market capitalization.

The Adviser and RiverFront seek to achieve the Fund’s investment objective by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (ETFs) that, under normal market conditions, are expected to primarily consist of RiverFront ETFs. The Fund also seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 70% to equities and 30% to fixed-income securities, subject to the variations described below. The Fund’s strategic allocation refers to the Sub-Adviser’s long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations. The Fund’s tactical adjustments refer to the Sub-Adviser’s periodic (typically quarterly, under normal circumstances) modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that have positive momentum.

The Fund is designed for investors seeking current income and the potential for their income level to grow over time, while also seeking to manage risk through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global equities generally. The Fund will typically have a substantial allocation to RiverFront ETFs which have exposure to dividend paying stocks; therefore, investors in this Fund should be able to assume a certain degree of portfolio volatility. Variations of up to 20% in the target asset allocation between equities and fixed income securities are permitted. Therefore, under normal conditions, the equity/fixed income allocation in the Fund may range from 50%/50% to 90%/10% instead of the 70%/30% target. The Fund is expected to invest between 50% and 90% of its assets primarily in RiverFront ETFs with exposure to a globally diversified basket of equities (which may include securities of issuers located in emerging markets). The balance of the Fund is expected to be invested primarily in various other income-paying RiverFront ETFs, the assets of which may include corporate debt. The fixed income ETFs included in the portfolio may hold fixed income instruments of any credit quality, including “junk” bonds, and of any duration. RiverFront may tactically depart from the targeted allocations when certain sectors appear to be over- or under-valued. The equity issuers to which the Fund will have exposure may be issuers of any market capitalization.

The Sub-Adviser researches and implements its fundamental and technical disciplines on a global basis, without focusing on any one particular geographic region or segment. In addition, the investment universe of certain of the RiverFront ETFs in which the Fund invests corresponds with the companies contained in the MSCI ACWI index, which presently includes issuers from 23 developed and 24 emerging markets.

In making strategic asset allocation decisions for a Fund, RiverFront seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for a Fund, RiverFront applies tactical allocation that incorporates price, economic and earnings momentum into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

Certain of the RiverFront ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts.

Each RiverFront ETF may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

 In making strategic asset allocation decisions for a Fund, RiverFront seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for a Fund, RiverFront applies tactical allocation that incorporates price, economic and earnings momentum into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

Certain of the RiverFront ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts.

Each RiverFront ETF may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

Investment Adviser	ALPS Advisors, Inc.	ALPS Advisors, Inc.

Sub-Adviser	RiverFront Investment Group, LLC	RiverFront Investment Group, LLC

Portfolio Managers	Kevin Nicholson, CFA Deva Meenakshisundaram, FRM Bill Ryder, CFA, CMT Rebecca Felton	Kevin Nicholson, CFA Deva Meenakshisundaram, FRM Bill Ryder, CFA, CMT Rebecca Felton

EXHIBIT C

FINANCIAL INVESTORS TRUST

RiverFront Asset Allocation Income & Growth

RiverFront Asset Allocation Growth

RiverFront Asset Allocation Growth & Income

RiverFront Asset Allocation Moderate

SHAREHOLDER INFORMATION

BUYING, EXCHANGING AND REDEEMING SHARES

This Prospectus only offers Investor Class, Class A, Class C and Class I shares of each Fund, except that the ALPS | Red Rocks Listed Private Equity Fund also offers Class R shares in this Prospectus. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of a Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class; and
•	whether you qualify for any reduction or waiver of sales charges (for example, Investor Class and Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver).

Investor Class, Class A and Class C shares are generally available only in connection with financial intermediaries. The Class I shares are offered only through the certain types of financial intermediaries and to certain institutional investors. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments. Class I shares are not offered directly to individual investors.

Class R Shares are generally offered through retirement plan platforms, including, but not limited to, banks, insurance companies and trust companies.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

The RiverFront Asset Allocation Moderate is designed to qualify as a qualified default investment alternative (“QDIA”) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to ERISA. Retirement plan fiduciaries, and not the Fund or its investment advisers, are responsible for determining whether the Fund qualifies as a QDIA. As a QDIA, the Fund may, at the election of certain employee retirement plan sponsors, be designated as a default investment for such plans, meaning that when plan participants fail to make investment elections, the plan sponsors may direct participant contributions towards purchases of Fund shares.

Distribution and Services (12b-1) Plan for Investor Class, Class A, Class C and Class R Shares

Each Fund has adopted a separate plan of distribution for Investor Class, Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”). In addition, the ALPS | Red Rocks Listed Private Equity Fund has adopted a separate Plan for its Class R shares.

The Plans allow each Fund, as applicable, to use Investor Class, Class A, Class C and/or Class R assets to pay fees in connection with the distribution and marketing of, and/or ongoing shareholder services to Investor Class, Class A, Class C or Class R shareholders. Each Plan permits payment for services in connection with the administration of plans or programs that use Investor Class, Class A, Class C and/or Class R shares of the Fund as their funding medium and for related expenses.

The Plans permit each Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class and Class A shares, 1.00% of a Fund’s average daily net assets attributable to its Class C shares, and 0.50% of the ALPS | Red Rocks Listed Private Equity Fund’s average daily net assets attributable to its Class R shares. Because these fees are paid out of a Fund’s Investor Class, Class A, Class C or Class R assets on an ongoing basis, over time they will increase the cost of an investment in Investor Class, Class A, Class C and Class R shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Distributor is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares. The Distributor may, pursuant to a written agreement between Distributor and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares should the financial intermediary forgo the commission.

Shareholder Services Plan for Investor Class and Class A Shares

The ALPS | Red Rocks Listed Private Equity Fund, CompleteCommodities Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Smith Total Return Bond Fund and the ALPS | Smith Short Duration Bond Fund have each adopted a shareholder services plan (a “Services Plan”) with respect to the Fund’s Investor Class shares and Class A shares. Under the Services Plan, each Fund is authorized to pay select financial intermediaries and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Investor Class or Class A shares of the average daily net asset value of the Investor Class or Class A shares of a Fund attributable to or held in the name of a Participating Organization. The fee is compensation for providing some are all of the following on-going services: (i) maintaining separate records for each beneficial shareholder; (ii) transmitting purchase and redemption orders; (iii) preparing and transmitting account statements for each beneficial shareholder; (iv) transmitting proxy statements, periodic reports, and other communications to beneficial shareholder; and/or (v) providing periodic reports to the Funds to enable each fund to comply with state Blue Sky requirements. Any amount of such payment not paid during a Fund’s fiscal year for such service activities shall be reimbursed to such Fund.

Payments to Financial Intermediaries

The Funds’ Adviser and/or Sub-Adviser and/or their affiliates may also make payments for distribution and/or shareholder servicing activities for out of their own resources. The Adviser or Sub-Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries out of their own resources. The amount of these payments is determined by the adviser or sub-adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or offer shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Networking, Sub-Accounting and Administrative Fees

Certain financial intermediaries may contract with the Funds, or their designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Funds. In consideration for providing these services, the financial intermediaries will receive compensation, which is typically paid by the Funds. Any such payment by a Fund to a financial intermediary for networking, recordkeeping, sub-accounting and/or administrative services are in addition to any 12b-1 related services provided to shareholders. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Investment Minimums

Each Fund offers investors four Classes of shares in this Prospectus: Classes Investor, A, C and I. The minimum investment in Investor Class shares, Class A shares and Class C shares is $500 for tax-advantaged accounts and $2,500 for other accounts. The minimum investment in Class I shares is $100,000. The ALPS | Red Rocks Listed Private Equity Fund also offers Class R shares. There is no investment minimum for Class R shares. Investors generally may meet the minimum investment amount by aggregating multiple accounts within a Fund. There is no subsequent investment minimum.

Each Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

In order to buy, redeem or exchange shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may not purchase, exchange or redeem shares of a Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

Investors may be charged a fee if they effect transactions through broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

With certain limited exceptions, each Fund is available only to U.S. citizens or residents.

Sales Charge When You Purchase Investor Class, Class A or Class C shares of any of the Funds

Class A Shares

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Sales Charge as a Percentage of Offering Price Sales	Charge as a Percentage of Investment	Dealer Concession as a Percentage of Offering Price*
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.60%
$1 million or greater	0.00%	0.00%	0.00%

*	“Offering Price” includes the font-end sales load.

The Investor Class, Class C, Class R and Class I shares do not charge an initial sales load.

Qualifying For A Reduction Or Waiver Of Class A Shares Sales Charge

With respect to any of the Funds, you may be able to lower your Class A shares initial sales charge under certain circumstances. You can combine Class A shares you already own with your current purchase of Class A shares of a Fund to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described below in “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as a Fund, its agents, or your financial intermediary may not retain this information.

A Fund may waive Class A sales charges on investor purchases including shares purchased by officers, directors, trustees, and employees of the adviser, sub-adviser, and their respective affiliates. “Appendix A - Intermediary-Specific Sales Charge Waivers and Discounts” to this Information Statement/Prospectus lists waivers and discounts available for shareholders purchasing Fund shares through a Merrill Lynch, Morgan Stanley, or Raymond James platform or account, and prospective shareholders should review this Appendix to determine if a waiver or discount is applicable to the shareholder’s situation. In addition, those purchasing Fund shares through a financial intermediary are encouraged to consult with such intermediary regarding the availability of waivers and discounts. No intermediary may apply waivers and discounts to purchases other than in accordance with this Information Statement/Prospectus and Appendix A.

Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Right of Accumulation

You may purchase Class A shares at a reduced initial sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior days net asset value (net amount invested) of all Class A shares of a Fund and of certain other classes then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent

You may obtain a reduced initial sales charge on Class A shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A shares over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter of Intent when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts

To take advantage of lower Class A shares initial sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

•	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);
•	solely controlled business accounts; and
•	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your purchase.

Contingent Deferred Sales Charge

Class A Shares

If you invest $1 million or more, either as a lump sum or through a Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge. However, a contingent deferred sales charge (“CDSC”) of 1% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares redeemed.

Class C Shares

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

Waiver of CDSC

Each Fund may waive the imposition of a CDSC on redemption of Fund shares under the following circumstances and conditions:

•	redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability; and
•	required minimum distributions from a tax-advantaged retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Exchanging Shares

Exchanging Shares of ALPS-Advised Funds

If you have held all or part of your shares in a Fund for at least seven days, you may exchange those shares for shares of the same class of any of the following funds (each, an “ALPS-Advised Fund”), if such ALPS-Advised Fund is available for sale in your state and meets the investment criteria of the investor:

•	ALPS | Red Rocks Listed Private Equity Fund
•	ALPS | WMC Research Value Fund
•	Clough China Fund
•	ALPS | CoreCommodity Management CompleteCommodities Strategy Fund
•	RiverFront Asset Allocation Aggressive
•	RiverFront Asset Allocation Growth
•	RiverFront Asset Allocation Growth & Income
•	RiverFront Asset Allocation Moderate
•	RiverFront Asset Allocation Income & Growth
•	ALPS | Kotak India Growth Fund
•	ALPS | Smith Total Return Bond Fund
•	ALPS | Smith Short Duration Bond Fund

If you are an existing shareholder of a Fund or of an ALPS-Advised Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical. Any new account established through an exchange will be subject to all minimum requirements applicable to the shares acquired described in “Investment Minimums” above. The exchange privilege may only be exercised in those states where the class of shares being acquired legally may be sold.

You may also transfer between classes of a Fund if you meet the minimum investment requirements for the class into which you would like to transfer.

Before effecting an exchange, you should read the prospectus for the Fund into which you are exchanging.

Additional Information About Exchanges

An exchange represents the sale of shares from one fund and the purchase of shares of another fund. Under the U.S. federal income tax law, this may produce a taxable gain or loss in your non-tax-advantaged account. Transfers between classes of a Fund are generally not considered a taxable transaction.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write each Fund for further details.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

Redeeming Shares

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Each Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

It is anticipated that a Fund will meet redemption requests through the sale of portfolio assets or from its holdings in cash or cash equivalents. A Fund may use the proceeds from the sale of portfolio assets to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed or abnormal market conditions, including circumstances adversely affecting the liquidity of a Fund’s investments, in which case a Fund may be more likely to be forced to sell its holdings to meet redemptions than under normal market conditions. Each Fund reserves the right to redeem in kind. Redemptions in kind typically are used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to limit the impact of a large redemption on the Fund and its remaining shareholders. Redemptions in kind may be used in normal as well as in stressed market conditions. A Fund may also borrow, or draw on lines of credit that may be available to the Fund individually or to the Trust, in order to meet redemption requests during stressed market conditions. Under the 1940 Act, a Fund is limited as to the amount that it may borrow and accordingly, borrowings (including those made under a line of credit) might be insufficient to meet redemption requests.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order by the applicable Fund (which means that the request includes the name of the Fund and the dollar amount and class of shares to be redeemed). Payment of redemption proceeds will ordinarily be made on the next business day following the date of redemption, but, in any case, within no more than seven business days from the date of redemption. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to ten business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to your bank account of record. A Fund or your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing.

The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

Each Fund reserves the right to make payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1% of the Fund’s net assets). However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, each Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind. Redemptions in-kind may take longer than other redemption payments because the payment will be made at least in part in securities rather than cash, and will ordinarily be made within no more than seven business days from the date of redemption.

In most situations where the Fund distributes securities to meet a redemption request, the Fund expects to distribute a pro rata slice of the Fund’s portfolio securities, subject to certain limitations relating to odd-lot amounts of securities and securities subject to transfer restrictions. Each Fund reserves the right, however, to distribute individual securities (which may not be representative of the portfolio as a whole) in consultation with, or at the recommendation of, the Adviser or Sub-Adviser, as applicable.

Redemption Fees

If you sell or exchange your shares of the ALPS | Red Rocks Listed Private Equity Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund after holding them 90 calendar days or less, or the Clough China Fund, the CompleteCommodities Strategy Fund and the ALPS | Kotak India Growth Fund after holding them 30 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves such Fund; and (iii) redemptions in-kind.

The Fund(s) also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;
•	Redemptions related to death or due to a divorce decree;
•	Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and
•	Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase, exchange or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

Each Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: Each Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions

None of the Funds currently imposes an account minimum. A Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

Share Certificates

None of the Funds issues share certificates.

Frequent Purchases and Sales of Fund Shares

None of the Funds permits market timing or other abusive trading practices. Each Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

If you sell or exchange your shares of the ALPS | Red Rocks Listed Private Equity Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund after holding them 90 calendar days or less, or the Clough China Fund, the CompleteCommodities Strategy Fund and the ALPS | Kotak India Growth Fund after holding them 30 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures designed to deter frequent purchases, exchanges and redemptions and to seek to prevent market timing. To minimize harm to a Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Each Fund may also refuse purchase and exchange transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, each Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase or exchange in the same account(s) in a Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases, exchanges and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, each Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that a Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that a Fund will be able to detect or prevent all practices that may disadvantage the Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value each Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of each Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for each Fund to the Administrator.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). None of the Funds will value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Funds’ Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt securities, including short-term debt obligations that will mature in 60 days or less, will generally be valued at the price supplied by an independent third-party pricing service approved by the Funds’ Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fund’s adviser or sub-adviser, as applicable, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because each Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), each Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). Each Fund may also use fair value procedures if its sub-adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Each Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, each Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, each Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Each Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Each Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in a Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. Effective May 11, 2018, if you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf, or an individual listed as an underlying beneficial owner) shortly after your account is opened, or believes it has identified potentially criminal activity, each Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

EXHIBIT D
CAPITALIZATION

The following table shows the capitalization of each of the Funds as of April 30, 2019, and on a pro forma basis as of April 30, 2019 giving effect to the respective Reorganization as if it had occurred on that date. If the Reorganizations are consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the Fund securities of the Acquired and Acquiring Funds between April 30, 2019 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period. Each Acquiring Fund (the RiverFront Asset Allocation Moderate and the RiverFront Asset Allocation Growth & Income) is expected to be the surviving entity for accounting purposes in its respective Reorganization.

	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate	Pro Forma Adjustments	RiverFront Asset Allocation Moderate – Pro Forma Combined
Net Assets
Investor Class	$147,290	$5,646,486		$5,793,776
Class A	$46,629	$1,692,016		$1,738,645
Class C	$5,176,126	$32,266,685		$37,442,811
Class I	$3,177,540	$24,301,475		$27,479,015

Outstanding Shares
Investor Class	14,173	547,437	113	561,723
Class A	4,494	164,189	29	168,712
Class C	505,851	3,176,434	3,610	3,685,895
Class I	311,276	2,355,218	(3,375)	2,663,119

NAV Per Share
Investor Class	10.39	10.31	-	10.31
Class A	10.38	10.31	-	10.31
Class C	10.23	10.16	-	10.16
Class I	10.21	10.32	-	10.32

	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income	Pro Forma Adjustments	RiverFront Asset Allocation Growth & Income – Pro Forma Combined
Net Assets
Investor Class	$4,305,350	$7,342,019		$11,647,369
Class A	$620,355	$917,460		$1,537,815
Class C	$7,725,907	$19,235,467		$26,961,374
Class I	$12,456,732	$45,290,485		$57,747,217

Outstanding Shares
Investor Class	387,627	611,944	(28,848)	970,723
Class A	55,797	76,530	(4,058)	128,269
Class C	730,590	1,653,040	(66,852)	2,316,778
Class I	1,136,183	3,791,451	(93,779)	4,833,855

NAV Per Share
Investor Class	11.11	12.00	-	12.00
Class A	11.12	11.99	-	11.99
Class C	10.57	11.64	-	11.64
Class I	10.96	11.95	-	11.95

EXHIBIT E
CONTROL SHAREHOLDERS

As of June 11, 2019, to the knowledge of the Trust, the following persons were known to own of record and/or beneficially 5% of more of any class of the voting securities of an Acquired Fund:

Fund Name and Class	Name and Address of Owner	Number of Shares	Percentage Ownership of Share Class	Type of Ownership
RiverFront Asset Allocation Income & Growth– Class A	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	24,364.861	84.43%	Record
RiverFront Asset Allocation Income & Growth – Class A	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PKWY ST PETERSBURG, FL 33716	3,514.995	12.18%	Record
RiverFront Asset Allocation Income & Growth – Class C	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	127,784.694	26.67%	Record
RiverFront Asset Allocation Income & Growth – Class C	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	61,136.007	12.76%	Record
RiverFront Asset Allocation Income & Growth – Class C	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PKWY ST PETERSBURG, FL 33716	286,954.29	59.90%	Record
RiverFront Asset Allocation Income & Growth – Class I	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	76,258.116	25.36%	Record
RiverFront Asset Allocation Income & Growth – Class I	PRINCIPAL SECURITIES INC 711 HIGH ST DES MOINES, IA 50392	99,743.329	33.17%	Record
RiverFront Asset Allocation Income & Growth – Class I	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PKWY ST PETERSBURG, FL 33716	117,472.363	39.07%	Record

RiverFront Asset Allocation Income & Growth – Investor Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	12,412.163	88.25%	Record
RiverFront Asset Allocation Income & Growth – Investor Class	ROBERT W. BAIRD & CO. INCORPORATED ATTN: MUTUAL FUNDS DEPARTMENT 777 E WISCONSIN AVE FL 26 MILWAUKEE, WI 53202	1,649.077	11.73%	Record
RiverFront Asset Allocation Growth – Class A	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	32,404.748	32.49%	Record
RiverFront Asset Allocation Growth – Class A	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PKWY ST PETERSBURG, FL 33716	56,059.942	56.20%	Record
RiverFront Asset Allocation Growth – Class C	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	278,552.264	43.52%	Record
RiverFront Asset Allocation Growth – Class C	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PKWY ST PETERSBURG, FL 33716	234,168.706	36.59%	Record
RiverFront Asset Allocation Growth – Class C	RBC CAPITAL MARKETS, LLC 60 S 6TH ST MINNEAPOLIS, MN 55402	103,349.045	16.15%	Record
RiverFront Asset Allocation Growth – Class I	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	250,491.335	23.85%	Record
RiverFront Asset Allocation Growth – Class I	PRINCIPAL SECURITIES INC 711 HIGH ST DES MOINES, IA 50392	292,734.065	27.87%	Record
RiverFront Asset Allocation Growth – Class I	UBS FINANCIAL SERVICES, INC. ATTN: COMPLIANCE DEPT 1000 HARBOR BLVD FL 8 WEEHAWKEN, NJ 07086	129,630.861	12.34%	Record

RiverFront Asset Allocation Growth – Investor Class	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	157,867.676	40.68%	Record
RiverFront Asset Allocation Growth – Investor Class	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PKWY ST PETERSBURG, FL 33716	141,643.977	36.50%	Record
RiverFront Asset Allocation Growth – Investor Class	RBC CAPITAL MARKETS, LLC 60 S 6TH ST MINNEAPOLIS, MN 55402	51,748.895	13.33%	Record

RiverFront Asset Allocation Growth – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

EXHIBIT F
FINANCIAL HIGHLIGHTS INFORMATION

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(c)		For the Year Ended April 30, 2014
Net asset value, beginning of period	$13.20		$14.12		$11.91	$12.20	$13.14	$12.97		$11.93
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(d)	0.08		0.23		0.15	0.21	0.22	0.08		0.10
Net realized and unrealized gain/(loss)	0.28		(0.91)		2.23	(0.32)	(0.06)	0.09		1.36
Total from investment operations	0.36		(0.68)		2.38	(0.11)	0.16	0.17		1.46
DISTRIBUTIONS:
From net investment income	(0.17)		(0.16)		(0.17)	(0.14)	(0.21)	–		(0.09)
From net realized gains	(2.28)		(0.08)		–	(0.04)	(0.89)	–		(0.33)
Total distributions	(2.45)		(0.24)		(0.17)	(0.18)	(1.10)	–		(0.42)
Net increase/(decrease) in net asset value	(2.09)		(0.92)		2.21	(0.29)	(0.94)	0.17		1.04
Net asset value, end of period	$11.11		$13.20		$14.12	$11.91	$12.20	$13.14		$12.97
TOTAL RETURN(e)	5.36%		(4.93)%		20.22%	(0.88)%	1.23%	1.31%		12.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$4,305		$6,077		$7,452	$6,467	$8,456	$8,372		$9,098
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(f)	0.87%		1.52%	1.45%	1.43%	1.50	%(f)	1.51%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(f)	0.72	%(g)	1.15%	1.15%	1.15%	1.15	%(f)	1.15%
Ratio of net investment income to average net assets	1.44	%(f)	1.62%		1.14%	1.78%	1.71%	1.21	%(f)	0.83%
Portfolio turnover rate(h)	16%		210%		56%	124%	71%	47%		95%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth was known as the RiverFront Global Allocation Fund.
(c)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(d)	Calculated using the average shares method.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	Annualized.
(g)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Growth – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$13.20		$14.57

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.15
Net realized and unrealized gain/(loss)	0.31		(1.52)
Total from investment operations	0.37		(1.37)

DISTRIBUTIONS:
From net investment income	(0.17)		–
From net realized gains	(2.28)		–
Total distributions	(2.45)		–

Net (decrease) in net asset value	(2.08)		(1.37)
Net asset value, end of period	$11.12		$13.20
TOTAL RETURN(b)	5.44%		(9.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$620		$9
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(c)	0.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	1.07	%(c)	2.68	%(c)
Portfolio turnover rate(d)	16%		210%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Growth – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(b)		For the Year Ended April 30, 2014
Net asset value, beginning of period	$12.71		$13.69		$11.62	$11.98	$12.95	$12.83		$11.84
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.04		0.12		0.05	0.11	0.12	0.03		0.01
Net realized and unrealized gain/(loss)	0.25		(0.88)		2.17	(0.31)	(0.06)	0.09		1.34
Total from investment operations	0.29		(0.76)		2.22	(0.20)	0.06	0.12		1.35
DISTRIBUTIONS:
From net investment income	(0.15)		(0.14)		(0.15)	(0.12)	(0.14)	–		(0.03)
From net realized gains	(2.28)		(0.08)		–	(0.04)	(0.89)	–		(0.33)
Total distributions	(2.43)		(0.22)		(0.15)	(0.16)	(1.03)	–		(0.36)
Net increase/(decrease) in net asset value	(2.14)		(0.98)		2.07	(0.36)	(0.97)	0.12		0.99
Net asset value, end of period	$10.57		$12.71		$13.69	$11.62	$11.98	$12.95		$12.83
TOTAL RETURN(d)	4.95%		(5.66)%		19.36%	(1.61)%	0.46%	0.94%		11.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,726		$9,738		$11,341	$14,694	$17,089	$14,758		$14,624
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(e)	1.63%		2.26%	2.20%	2.18%	2.25	%(e)	2.26%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(e)	1.47	%(f)	1.90%	1.90%	1.90%	1.90	%(e)	1.90%
Ratio of net investment income to average net assets	0.67	%(e)	0.88%		0.42%	0.95%	0.94%	0.40	%(e)	0.05%
Portfolio turnover rate(g)	16%		210%		56%	124%	71%	47%		95%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth was known as the RiverFront Global Allocation Fund.
(b)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Growth – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(b)		For the Year Ended April 30, 2014
Net asset value, beginning of period	$13.05		$13.94		$11.73	$11.99	$12.92	$12.75		$11.72
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.09		0.26		0.18	0.22	0.22	0.09		0.13
Net realized and unrealized gain/(loss)	0.28		(0.91)		2.20	(0.30)	(0.04)	0.08		1.34
Total from investment operations	0.37		(0.65)		2.38	(0.08)	0.18	0.17		1.47
DISTRIBUTIONS:
From net investment income	(0.18)		(0.16)		(0.17)	(0.14)	(0.22)	–		(0.11)
From net realized gains	(2.28)		(0.08)		–	(0.04)	(0.89)	–		(0.33)
Total distributions	(2.46)		(0.25)		(0.17)	(0.18)	(1.11)	–		(0.44)
Net increase/(decrease) in net asset value	(2.09)		(0.89)		2.21	(0.26)	(0.93)	0.17		1.03
Net asset value, end of period	$10.96		$13.05		$13.94	$11.73	$11.99	$12.92		$12.75
TOTAL RETURN(d)	5.47%		(4.74)%		20.58%	(0.60)%	1.49%	1.33%		12.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$12,457		$13,339		$15,126	$14,240	$18,739	$12,895		$10,521
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(e)	0.62%		1.27%	1.20%	1.18%	1.26	%(e)	1.26%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(e)	0.47	%(f)	0.90%	0.90%	0.90%	0.90	%(e)	0.90%
Ratio of net investment income to average net assets	1.65	%(e)	1.87%		1.39%	1.94%	1.83%	1.41	%(e)	1.07%
Portfolio turnover rate(g)	16%		210%		56%	124%	71%	47%		95%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth was known as the RiverFront Global Allocation Fund.
(b)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Growth & Income – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(c)		For the Year Ended April 30, 2014
Net asset value, beginning of period	$13.37		$14.48		$12.38	$12.63		$13.10	$12.97		$12.24
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(d)	0.10		0.25		0.17	0.21		0.25	0.09		0.17
Net realized and unrealized gain/(loss)	0.41		(0.80)		2.09	(0.00	)(e)	(0.04)	0.13		1.17
Total from investment operations	0.51		(0.55)		2.26	0.21		0.21	0.22		1.34
DISTRIBUTIONS:
From net investment income	(0.10)		(0.24)		(0.16)	(0.21)		(0.22)	(0.09)		(0.17)
From net realized gains	(1.78)		(0.32)		–	(0.25)		(0.46)	–		(0.44)
Total distributions	(1.88)		(0.56)		(0.16)	(0.46)		(0.68)	(0.09)		(0.61)
Net increase/(decrease) in net asset value	(1.37)		(1.11)		2.10	(0.25)		(0.47)	0.13		0.73
Net asset value, end of period	$12.00		$13.37		$14.48	$12.38		$12.63	$13.10		$12.97
TOTAL RETURN(f)	5.56%		(4.03)%		18.37%	1.80%		1.64%	1.66%		11.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,342		$9,062		$19,123	$20,227		$19,769	$17,275		$15,374
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(g)	0.85%		1.37%	1.35%		1.35%	1.39	%(g)	1.42%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(g)	0.74	%(h)	1.15%	1.15%		1.15%	1.15	%(g)	1.15%
Ratio of net investment income to average net assets	1.67	%(g)	1.70%		1.24%	1.74%		1.98%	1.33	%(g)	1.38%
Portfolio turnover rate(i)	24%		224%		63%	129%		75%	45%		99%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.
(c)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(d)	Calculated using the average shares method.
(e)	Less than $0.005 or ($0.005) per share.
(f)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(g)	Annualized.
(h)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Growth & Income – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$13.36		$14.70

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.15
Net realized and unrealized gain/(loss)	0.43		(1.34)
Total from investment operations	0.51		(1.19)

DISTRIBUTIONS:
From net investment income	(0.10)		(0.15)
From net realized gains	(1.78)		–
Total distributions	(1.88)		(0.15)

Net (decrease) in net asset value	(1.37)		(1.34)
Net asset value, end of period	$11.99		$13.36
TOTAL RETURN(b)	5.60%		(8.13)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$917		$13
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(c)	0.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	1.42	%(c)	2.65	%(c)
Portfolio turnover rate(d)	24%		224%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Growth & Income – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(b)		For the Year Ended April 30, 2014
Net asset value, beginning of period	$13.03		$14.16		$12.15	$12.44	$12.97	$12.84		$12.13
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.05		0.14		0.07	0.13	0.15	0.04		0.08
Net realized and unrealized gain/(loss)	0.40		(0.78)		2.05	(0.02)	(0.04)	0.13		1.15
Total from investment operations	0.45		(0.64)		2.12	0.11	0.11	0.17		1.23
DISTRIBUTIONS:
From net investment income	(0.06)		(0.17)		(0.11)	(0.15)	(0.18)	(0.04)		(0.08)
From net realized gains	(1.78)		(0.32)		–	(0.25)	(0.46)	–		(0.44)
Total distributions	(1.84)		(0.49)		(0.11)	(0.40)	(0.64)	(0.04)		(0.52)
Net increase/(decrease) in net asset value	(1.39)		(1.13)		2.01	(0.29)	(0.53)	0.13		0.71
Net asset value, end of period	$11.64		$13.03		$14.16	$12.15	$12.44	$12.97		$12.84
TOTAL RETURN(d)	5.19%		(4.74)%		17.53%	0.97%	0.86%	1.30%		10.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$19,235		$23,111		$26,514	$32,217	$34,766	$30,170		$25,787
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(e)	1.57%		2.12%	2.10%	2.10%	2.15	%(e)	2.18%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(e)	1.47	%(f)	1.90%	1.90%	1.90%	1.90	%(e)	1.90%
Ratio of net investment income to average net assets	0.92	%(e)	1.01%		0.51%	1.08%	1.18%	0.60	%(e)	0.61%
Portfolio turnover rate(g)	24%		224%		63%	129%	75%	45%		99%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.
(b)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Growth & Income – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(b)		For the Year Ended April 30, 2014
Net asset value, beginning of period	$13.31		$14.42		$12.31	$12.56	$13.02	$12.88		$12.16
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.11		0.29		0.20	0.25	0.28	0.10		0.20
Net realized and unrealized gain/(loss)	0.42		(0.82)		2.09	(0.01)	(0.05)	0.14		1.16
Total from investment operations	0.53		(0.53)		2.29	0.24	0.23	0.24		1.36
DISTRIBUTIONS:
From net investment income	(0.11)		(0.26)		(0.18)	(0.24)	(0.23)	(0.10)		(0.20)
From net realized gains	(1.78)		(0.32)		–	(0.25)	(0.46)	–		(0.44)
Total distributions	(1.89)		(0.59)		(0.18)	(0.49)	(0.69)	(0.10)		(0.64)
Net increase/(decrease) in net asset value	(1.36)		(1.11)		2.11	(0.25)	(0.46)	0.14		0.72
Net asset value, end of period	$11.95		$13.31		$14.42	$12.31	$12.56	$13.02		$12.88
TOTAL RETURN(d)	5.79%		(3.88)%		18.75%	2.01%	1.83%	1.88%		11.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$45,290		$51,749		$33,484	$28,833	$22,780	$20,997		$18,254
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(e)	0.53%		1.12%	1.10%	1.10%	1.15	%(e)	1.17%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(e)	0.44	%(f)	0.90%	0.90%	0.90%	0.90	%(e)	0.90%
Ratio of net investment income to average net assets	1.91	%(e)	2.04%		1.50%	2.06%	2.21%	1.57	%(e)	1.61%
Portfolio turnover rate(g)	24%		224%		63%	129%	75%	45%		99%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.
(b)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Moderate – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(c)		For the Year Ended April 30, 2014
Net asset value, beginning of period	$11.54		$12.47		$11.22	$11.48	$12.15	$11.99		$11.66
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(d)	0.11		0.22		0.18	0.21	0.23	0.09		0.16
Net realized and unrealized gain/(loss)	0.34		(0.36)		1.23	(0.01)	(0.06)	0.16		0.89
Total from investment operations	0.45		(0.14)		1.41	0.20	0.17	0.25		1.05
DISTRIBUTIONS:
From net investment income	(0.10)		(0.22)		(0.16)	(0.21)	(0.20)	(0.09)		(0.16)
From net realized gains	(1.58)		(0.57)		–	(0.25)	(0.64)	–		(0.56)
Total distributions	(1.68)		(0.79)		(0.16)	(0.46)	(0.84)	(0.09)		(0.72)
Net increase/(decrease) in net asset value	(1.23)		(0.93)		1.25	(0.26)	(0.67)	0.16		0.33
Net asset value, end of period	$10.31		$11.54		$12.47	$11.22	$11.48	$12.15		$11.99
TOTAL RETURN(e)	5.41%		(1.32)%		12.67%	1.81%	1.33%	2.12%		9.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,646		$8,244		$13,311	$22,679	$24,402	$27,598		$31,033
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(f)	0.84%		1.33%	1.31%	1.30%	1.31	%(f)	1.32%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(f)	0.74	%(g)	1.15%	1.15%	1.15%	1.15	%(f)	1.15%
Ratio of net investment income to average net assets	2.06	%(f)	1.78%		1.49%	1.87%	1.97%	1.54	%(f)	1.35%
Portfolio turnover rate(h)	19%		209%		56%	132%	110%	42%		98%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Prior to February 28, 2018, the RiverFront Asset Allocation Moderate was known as the RiverFront Moderate Growth & Income Fund.
(c)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(d)	Calculated using the average shares method.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	Annualized.
(g)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Moderate – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.53		$12.28

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.11
Net realized and unrealized gain/(loss)	0.36		(0.74)
Total from investment operations	0.46		(0.63)

DISTRIBUTIONS:
From net investment income	(0.10)		(0.12)
From net realized gains	(1.58)		–
Total distributions	(1.68)		(0.12)

Net (decrease) in net asset value	(1.22)		(0.75)
Net asset value, end of period	$10.31		$11.53
TOTAL RETURN(b)	5.56%		(5.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,692		$9
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(c)	0.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	1.90	%(c)	2.44	%(c)
Portfolio turnover rate(d)	19%		209%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Moderate – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(b)		For the Year Ended April 30, 2014
Net asset value, beginning of period	$11.39		$12.34		$11.12	$11.39	$12.10	$11.94		$11.62
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.07		0.12		0.08	0.13	0.13	0.05		0.07
Net realized and unrealized gain/(loss)	0.35		(0.36)		1.24	(0.02)	(0.06)	0.16		0.89
Total from investment operations	0.42		(0.24)		1.32	0.11	0.07	0.21		0.96
DISTRIBUTIONS:
From net investment income	(0.07)		(0.14)		(0.10)	(0.13)	(0.14)	(0.05)		(0.08)
From net realized gains	(1.58)		(0.57)		–	(0.25)	(0.64)	–		(0.56)
Total distributions	(1.65)		(0.71)		(0.10)	(0.38)	(0.78)	(0.05)		(0.64)
Net increase/(decrease) in net asset value	(1.23)		(0.95)		1.22	(0.27)	(0.71)	0.16		0.32
Net asset value, end of period	$10.16		$11.39		$12.34	$11.12	$11.39	$12.10		$11.94
TOTAL RETURN(d)	5.13%		(2.16)%		11.94%	1.03%	0.52%	1.75%		8.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$32,267		$40,792		$51,231	$63,480	$70,771	$66,445		$63,031
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(e)	1.56%		2.08%	2.06%	2.05%	2.07	%(e)	2.07%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(e)	1.47	%(f)	1.90%	1.90%	1.90%	1.90	%(e)	1.90%
Ratio of net investment income to average net assets	1.32	%(e)	1.03%		0.70%	1.14%	1.14%	0.77	%(e)	0.59%
Portfolio turnover rate(g)	19%		209%		56%	132%	110%	42%		98%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Moderate was known as the RiverFront Moderate Growth & Income Fund.
(b)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Moderate – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(b)		For the Year Ended April 30, 2014
Net asset value, beginning of period	$11.54		$12.48		$11.21	$11.47	$12.14	$11.98		$11.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.12		0.25		0.20	0.24	0.25	0.11		0.19
Net realized and unrealized gain/(loss)	0.35		(0.37)		1.25	(0.01)	(0.06)	0.16		0.89
Total from investment operations	0.47		(0.12)		1.45	0.23	0.19	0.27		1.08
DISTRIBUTIONS:
From net investment income	(0.11)		(0.25)		(0.18)	(0.24)	(0.22)	(0.11)		(0.19)
From net realized gains	(1.58)		(0.57)		–	(0.25)	(0.64)	–		(0.56)
Total distributions	(1.69)		(0.82)		(0.18)	(0.49)	(0.86)	(0.11)		(0.75)
Net increase/(decrease) in net asset value	(1.22)		(0.94)		1.27	(0.26)	(0.67)	0.16		0.33
Net asset value, end of period	$10.32		$11.54		$12.48	$11.21	$11.47	$12.14		$11.98
TOTAL RETURN(d)	5.63%		(1.16)%		13.05%	2.05%	1.50%	2.25%		9.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$24,301		$28,228		$30,913	$43,056	$46,350	$42,081		$37,832
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(e)	0.56%		1.08%	1.06%	1.05%	1.07	%(e)	1.07%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(e)	0.47	%(f)	0.90%	0.90%	0.90%	0.90	%(e)	0.90%
Ratio of net investment income to average net assets	2.32	%(e)	2.02%		1.71%	2.16%	2.16%	1.77	%(e)	1.59%
Portfolio turnover rate(g)	19%		209%		56%	132%	110%	42%		98%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Moderate was known as the RiverFront Moderate Growth & Income Fund.
(b)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Income & Growth – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018 (a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014 (c)
Net asset value, beginning of period	$10.67		$11.25		$10.53	$10.46	$10.86	$10.83

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(d)	0.12		0.22		0.16	0.18	0.18	0.07
Net realized and unrealized gain/(loss)	0.40		(0.41)		0.71	0.07	(0.14)	0.04
Total from investment operations	0.52		(0.19)		0.87	0.25	0.04	0.11

DISTRIBUTIONS:
From net investment income	(0.10)		(0.21)		(0.15)	(0.16)	(0.15)	(0.08)
From net realized gains	(0.70)		(0.18)		–	(0.02)	(0.29)	–
Total distributions	(0.80)		(0.39)		(0.15)	(0.18)	(0.44)	(0.08)

Net increase/(decrease) in net asset value	(0.28)		(0.58)		0.72	0.07	(0.40)	0.03
Net asset value, end of period	$10.39		$10.67		$11.25	$10.53	$10.46	$10.86
TOTAL RETURN(e)	5.41%		(1.79)%		8.33%	2.47%	0.40%	0.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$147		$170		$1,133	$1,037	$1,038	$1,089
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(f)	1.36%		1.98%	1.84%	2.06%	2.39	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(f)	0.78	%(g)	1.15%	1.15%	1.15%	1.15	%(f)
Ratio of net investment income to average net assets	2.35	%(f)	1.98%		1.44%	1.68%	1.74%	1.22	%(f)
Portfolio turnover rate(h)	20%		219%		63%	137%	186%	34%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Prior to February 28, 2018, the RiverFront Asset Allocation Income & Growth was known as the RiverFront Conservative Income Builder Fund.
(c)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(d)	Calculated using the average shares method.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	Annualized.
(g)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Income & Growth – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$10.66		$11.12

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.11
Net realized and unrealized gain/(loss)	0.40		(0.45)
Total from investment operations	0.52		(0.34)

DISTRIBUTIONS:
From net investment income	(0.10)		(0.12)
From net realized gains	(0.70)		–
Total distributions	(0.80)		(0.12)

Net (decrease) in net asset value	(0.28)		(0.46)
Net asset value, end of period	$10.38		$10.66
TOTAL RETURN(b)	5.45%		(3.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$47		$10
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(c)	0.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	2.26	%(c)	2.64	%(c)
Portfolio turnover rate(d)	20%		219%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Income & Growth – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018 (a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014 (b)
Net asset value, beginning of period	$10.53		$11.12		$10.44	$10.37	$10.81	$10.77

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.08		0.14		0.08	0.10	0.09	0.03
Net realized and unrealized gain/(loss)	0.39		(0.41)		0.69	0.08	(0.13)	0.04
Total from investment operations	0.47		(0.27)		0.77	0.18	(0.04)	0.07

DISTRIBUTIONS:
From net investment income	(0.07)		(0.14)		(0.09)	(0.09)	(0.11)	(0.03)
From net realized gains	(0.70)		(0.18)		–	(0.02)	(0.29)	–
Total distributions	(0.77)		(0.33)		(0.09)	(0.11)	(0.40)	(0.03)

Net increase/(decrease) in net asset value	(0.30)		(0.59)		0.68	0.07	(0.44)	0.04
Net asset value, end of period	$10.23		$10.53		$11.12	$10.44	$10.37	$10.81
TOTAL RETURN(d)	4.95%		(2.48)%		7.42%	1.74%	(0.39)%	0.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,176		$5,689		$7,234	$11,550	$8,610	$5,021
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(e)	1.95%		2.68%	2.60%	2.81%	3.14	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(e)	1.48	%(f)	1.90%	1.90%	1.90%	1.90	%(e)
Ratio of net investment income to average net assets	1.55	%(e)	1.27%		0.77%	0.92%	0.88%	0.47	%(e)
Portfolio turnover rate(g)	20%		219%		63%	137%	186%	34%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Income & Growth was known as the RiverFront Conservative Income Builder Fund.
(b)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Income & Growth – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018 (a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014 (b)
Net asset value, beginning of period	$10.50		$11.08		$10.36	$10.30	$10.70	$10.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.13		0.25		0.18	0.19	0.19	0.07
Net realized and unrealized gain/(loss)	0.39		(0.41)		0.70	0.08	(0.13)	0.06
Total from investment operations	0.52		(0.16)		0.88	0.27	0.06	0.13

DISTRIBUTIONS:
From net investment income	(0.11)		(0.24)		(0.16)	(0.19)	(0.17)	(0.09)
From net realized gains	(0.70)		(0.18)		–	(0.02)	(0.29)	–
Total distributions	(0.81)		(0.43)		(0.16)	(0.21)	(0.46)	(0.09)

Net increase/(decrease) in net asset value	(0.29)		(0.58)		0.72	0.06	(0.40)	0.04
Net asset value, end of period	$10.21		$10.50		$11.08	$10.36	$10.30	$10.70
TOTAL RETURN(d)	5.52%		(1.50)%		8.60%	2.66%	0.60%	1.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,178		$3,850		$2,783	$2,264	$2,171	$2,830
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(e)	0.88%		1.71%	1.60%	1.80%	2.12	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(e)	0.45	%(f)	0.90%	0.90%	0.90%	0.90	%(e)
Ratio of net investment income to average net assets	2.51	%(e)	2.27%		1.68%	1.90%	1.84%	1.34	%(e)
Portfolio turnover rate(g)	20%		219%		63%	137%	186%	34%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Income & Growth was known as the RiverFront Conservative Income Builder Fund.
(b)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

PART B

FINANCIAL INVESTORS TRUST

Statement of Additional Information

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Financial Investors Trust	Financial Investors Trust

RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate

RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income

August 30, 2019

This Statement of Additional Information (“SAI”) of Financial Investors Trust is being furnished in connection with the reorganizations (each a “Reorganization”) of the RiverFront Asset Allocation Income & Growth and the RiverFront Asset Allocation Growth (each, an “Acquired Fund”) with and into the RiverFront Asset Allocation Moderate and the RiverFront Asset Allocation Growth & Income (each, an “Acquiring Fund”) respectively (each a “Fund” and collectively the “Funds”) whereby all of the assets and liabilities of each Acquired Fund will be transferred to the corresponding Acquiring Fund in exchange for shares of that Acquiring Fund.

This SAI consists of: (i) this cover page; and (ii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for each of the Funds dated February 28, 2019, as filed on February 28, 2019 (File No: 33-72424).

2.	The Financial Statements of RiverFront Asset Allocation Growth & Income and RiverFront Asset Allocation Growth, included in the Semi-Annual Report to Shareholders dated April 30, 2019, as filed on July 5, 2019 (File No: 811-08194) and in the Annual Report to Shareholders dated October 31, 2018, as filed on January 7, 2019 (File No: 811-08194).

3.	The Financial Statements of RiverFront Asset Allocation Income & Growth and RiverFront Asset Allocation Moderate, included in the Semi-Annual Report to Shareholders dated April 30, 2019, as filed on July 5, 2019 (File No: 811-08194) and in the Annual Report to Shareholders dated October 31, 2018, as filed on January 7, 2019 (File No: 811-08194).

4.	The pro forma Financial Statements of the surviving funds, RiverFront Asset Allocation Moderate and RiverFront Asset Allocation Growth & Income, as of April 30, 2019.

The pro forma Financial Statements of the surviving funds, RiverFront Asset Allocation Moderate and RiverFront Asset Allocation Growth & Income, that are included herein, have as their effective date April 30, 2019, as that date is the date of the most recent Financial Statements of the Acquired Fund.

This SAI is not a prospectus. An Information Statement/Prospectus dated August 30, 2019, relating to the reorganization of RiverFront Asset Allocation Growth & Income and RiverFront Asset Allocation Growth may be obtained, without charge, by writing to ALPS Fund Services, Inc. at 1290 Broadway Suite 1100, Denver, CO 80203 or calling 1-866-759-5679. This SAI should be read in conjunction with the Information Statement/Prospectus.

RiverFront Asset Allocation Growth & Income

Combined Pro Forma

Schedule of Investments

as of April 30, 2019 (unaudited)

	RiverFront Asset Allocation Growth		RiverFront Asset Allocation Growth & Income		Riverfront Asset Allocation Growth & Income - Pro Forma Combined
		Value		Value		Value
	Shares	(Note 2)	Shares	(Note 2)	Shares	(Note 2)
EXCHANGE TRADED FUNDS (96.84%)			EXCHANGE TRADED FUNDS (98.09%)		EXCHANGE TRADED FUNDS (97.77%)
Debt (13.45%)			Debt (24.65%)		Debt (21.78%)
RiverFront Dynamic Core Income ETF(a)	75,570	$ 1,843,530	550,632	$ 13,432,667	626,202	$15,276,197
RiverFront Dynamic Unconstrained Income ETF(a)	19,018	480,300	55,881	1,411,275	74,899	1,891,575
Riverfront Strategic Income Fund(a)	42,679	1,052,891	125,546	3,097,220	168,225	4,150,111
		3,376,721		17,941,162		21,317,883

Equity (83.33%)			Equity (73.44%)		Equity (75.99%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	14,812	765,632	36,754	1,899,814	51,566	2,665,446
First Trust RiverFront Dynamic Developed International ETF(a)	77,601	4,507,066	186,218	10,815,542	263,819	15,322,608
First Trust RiverFront Dynamic Emerging Markets ETF(a)	49,425	3,112,292	139,906	8,809,881	189,331	11,922,173
First Trust RiverFront Dynamic Europe ETF(a)	21,889	1,322,096	52,219	3,154,028	74,108	4,476,124
RiverFront Dynamic US Dividend Advantage ETF(a)	79,254	2,610,492	449,265	14,798,025	528,519	17,408,517
RiverFront Dynamic US Flex-Cap ETF(a)	252,578	8,620,866	409,562	13,978,965	662,140	22,599,831
		20,938,444		53,456,255		74,394,699
TOTAL EXCHANGE TRADED FUNDS			TOTAL EXCHANGE TRADED FUNDS		TOTAL EXCHANGE TRADED FUNDS
(Cost $24,243,485)		24,315,165	(Cost $70,576,019)	71,397,417	(Cost $94,819,504)	95,712,582
SHORT-TERM INVESTMENTS (1.64%)			SHORT-TERM INVESTMENTS (2.11%)		SHORT-TERM INVESTMENTS (1.99%)
Money Market Fund (1.64%)			Money Market Fund (2.11%)		Money Market Fund (1.99%)
State Street Institutional Treasury Plus Money Market Fund	411,975	411,975	1,535,721	1,535,721	1,947,696	1,947,696
TOTAL MONEY MARKET FUND		411,975	TOTAL MONEY MARKET FUND	1,535,721	TOTAL MONEY MARKET FUND	1,947,696
TOTAL SHORT-TERM INVESTMENTS (Cost $411,975)		411,975	TOTAL SHORT-TERM INVESTMENTS (Cost $1,535,721)	1,535,721	TOTAL SHORT-TERM INVESTMENTS (Cost $1,947,696)	1,947,696

TOTAL INVESTMENTS (98.48%)			TOTAL INVESTMENTS (100.20%)		TOTAL INVESTMENTS (99.76%)
(Cost $24,655,460)		24,727,140	(Cost $72,111,740)	72,933,138	(Cost $96,767,200)	97,660,278

Other Assets in Excess of Liabilities (1.52%)		381,204	Liabilities In Excess Of Other Assets (-0.20%)	(147,707)	Other Assets in Excess of Liabilities (.24%)	233,497
NET ASSETS (100.00%)		25,108,344	NET ASSETS (100.00%)	72,785,431	NET ASSETS (100.00%)	97,893,775

Combined Pro Forma Statement of Assets and Liabilities (unaudited)

As of April 30, 2019

	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income	Pro Forma Adjustments	Riverfront Asset Allocation Growth & Income- Pro Forma Combined
ASSETS
Investments, at value	$411,975	$1,535,721		$1,947,696
Investments in affiliates, at value	24,315,165	71,397,417		95,712,582
Receivable for investments sold	-	-		-
Receivable for shares sold	398,442	13,002		411,444
Dividends and interest receivable	827	2,365		3,192
Total Assets	25,126,409	72,948,505		98,074,914
LIABILITIES
Payable for shares redeemed	299	114,778		115,077
Unitary administrative fees payable	10,325	30,667		40,992
Distribution and services fees payable	7,441	17,629		25,070
Total Liabilities	18,065	163,074		181,139
NET ASSETS	25,108,344	72,785,431		97,893,775
NET ASSETS CONSIST OF
Paid-in capital	25,710,367	74,086,715		99,797,082
Total distributable earnings	(602,023)	(1,301,284)		(1,903,307)
NET ASSETS	$25,108,344	$72,785,431		$97,893,775
INVESTMENTS, AT COST	411,975	1,535,721		1,947,696
INVESTMENTS IN AFFILIATES, AT COST	24,243,485	70,576,019		94,819,504

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$11.11	$12.00		$12.00
Net Assets	$4,305,350	$7,342,019		$11,647,369
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	387,627	611,944	(28,848)	970,723
Class A:
Net Asset Value, offering and redemption price per share	$11.12	$11.99		$11.99
Net Assets	$620,355	$917,460		$1,537,815
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	55,797	76,530	(4,058)	128,269
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$11.77	$12.69		$12.69
Class C:
Net Asset Value, offering and redemption price per share(a)	$10.57	$11.64		$11.64
Net Assets	$7,725,907	$19,235,467		$26,961,374
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	730,590	1,653,040	(66,852)	2,316,778
Class I:
Net Asset Value, offering and redemption price per share	$10.96	$11.95		$11.95
Net Assets	$12,456,732	$45,290,485		$57,747,217
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,136,183	3,791,451	(93,779)	4,833,855

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

Combined Pro Forma Statement of Operations (unaudited)

From May 1, 2018 to April 30, 2019

	RiverFront Asset Allocation Growth	RiverFront Asset Allocation Growth & Income	Pro Forma Adjustments	Riverfront Asset Allocation Growth & Income - Pro Forma Combined
INVESTMENT INCOME
Dividends	$6,541	$48,797	$	$55,338
Dividends from affiliated securities	654,895	1,872,358		2,527,253
Total Investment Income	661,436	1,921,155		2,582,591

EXPENSES
Administrative fees	72,517	197,332		269,849
Distribution and service fees
Investor Class	15,148	24,616		39,764
Class A(a)	237	386		623
Class C	97,142	231,101		328,243
Total Expenses	185,044	453,435		638,479
Net Investment Income	476,392	1,467,720		1,944,112
Net realized gain (loss) on investments	(504,171)	(1,142,036)		(1,646,207)
Net realized loss on investments - affiliated securities	(1,556,859)	(3,969,073)		(5,525,932)
Net realized loss	(2,061,030)	(5,111,109)		(7,172,139)
Net change in unrealized appreciation on investments - affiliated securities	508,688	2,084,324		2,593,012
Net change in unrealized appreciation	508,688	2,084,324		2,593,012
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	(1,552,342)	(3,026,785)		(4,579,127)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,075,950)	$(1,559,065)		$(2,635,015)

Notes to combining pro forma financial statements of

Riverfront asset allocation growth fund and riverfront asset allocation growth and income fund

April 30, 2019

(Unaudited)

1. BASIS OF COMBINATION

The accompanying audited pro forma financial statements are presented to show the effect of the proposed reorganization of the RiverFront Asset Allocation Growth Fund (the “Asset Allocation Growth Fund”) into the Riverfront Asset Allocation Growth & Income Fund (the “Asset Allocation Growth & Income Fund”) each of which is a series of Financial Investors Trust (the “Trust”) (the “Reorganization”). The Board of Trustees of the Trust (the “Board” or the “Trustees”), on behalf of the Asset Allocation Growth Fund and the Asset Allocation Growth & Income Fund, has determined unanimously, following the Adviser’s recommendation, that the Reorganization would be in the best interests of each Fund and its shareholders.

The unaudited Combined Pro Forma Schedule of Investments and Combined Pro Forma Statement of Assets and Liabilities reflect the financial position of the Funds at April 30, 2019 and assumes the merger occurred on that date. The Combined Pro Forma Statement of Operations reflects the results of operations of the Funds for the twelve month period ending April 30, 2019 and assumed the merger occurred at the beginning of the period.

The Plan of Reorganization (the “Plan”) provides for (i) the transfer of all of the assets and liabilities of the Asset Allocation Growth Fund in exchange for (a) shares of the Asset Allocation Growth & Income Fund, which will be distributed by the Asset Allocation Growth Fund to its shareholders; and (ii) the termination of the Asset Allocation Growth Fund. The transactions contemplated by the Plan are expected to qualify as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes.

From the Income & Growth Fund, it is anticipated that some portion of the Fund’s holdings in the RiverFront Dynamic Core Income ETF and RiverFront Strategic Income ETF will be sold, constituting approximately 20% of the Fund’s portfolio in the aggregate. From the Growth Fund, it is anticipated that some portion of the Fund’s holdings in the RiverFront Dynamic US Flex-Cap ETF, the RiverFront Dynamic Developed International ETF, the RiverFront Dynamic Asia Pacific ETF, the RiverFront Dynamic Europe ETF, and the RiverFront Dynamic Unconstrained Income ETF will be sold, constituting approximately 20% of the Fund’s portfolio in the aggregate. In each instance, the Sub-Adviser does not expect that entire allocations will be sold; rather the positions are anticipated to be reduced to align with the respective Acquiring Fund’s principal investment strategies. The Sub-Adviser expects that there will not be transaction costs incurred with such sales. Based on information from the Sub-Adviser, the Funds expect that the sales for the Income & Growth Fund (to be reorganized with and into the Moderate Fund) will generate approximately $36,339 in long term capital gains (approximately $0.005 per share) and $38,707 in short term capital gains (approximately $0.005 per share), while the sales for the Growth Fund (to be reorganized with and into the Growth & Income Fund) will generate approximately $24,915 in long term capital gains (approximately $0.003 per share) and $47,398 in short term capital losses (approximately $0.006 per share).

The accompanying pro forma financial statements and notes to financial statements should be read in conjunction with the most recent annual financial statements of the Funds. The accompanying combined pro forma financial statements include pro forma calculations that are based on estimates and as such may not necessarily represent what the actual combined fund financial statements would have been had the Reorganization occurred on the dates above.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying pro forma financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of April 30, 2019:

	RiverFront Asset Allocation Growth			RiverFront Asset Allocation Growth & Income			Pro Forma Adjustments			Riverfront Asset Allocation Growth & Income - Pro Forma Combined
Investments in Securities at Value	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,315,165	$ -	$ -	$71,397,417	$ -	$ -	$ -	$ -	$ -	$95,712,582	$ -	$ -	$95,712,582
Short-Term Investments	$411,975	$ -	$ -	$ 1,535,721	$ -	$ -	$ -	$ -	$ -	$1,947,696	$ -	$ -	$1,947,696
TOTAL	$24,727,140	$ -	$ -	$ 72,933,138	$ -	$ -	$ -	$ -	$ -	$97,660,278	$ -	$ -	$97,660,278

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments or Consolidated Statement of Investments.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Funds for the Fiscal Year Ended October 31, 2018 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
RiverFront Asset Allocation Growth	359,997	195,360	–
RiverFront Asset Allocation Growth & Income	1,298,807	1,757,875	–

Capital Loss Carryforwards: As of April 30, 2019, the Funds estimate the following amounts as capital loss carryforwards:

Fund	Short-Term Non-expiring	Long-Term Non-expiring
RivRiverFront Asset Allocation Growth	$ 694,160	$ 6,543
RivRiverFront Asset Allocation Growth & Income	1,992,214	30,915

Unrealized Appreciation and Depreciation on Investments: As of April 30, 2019, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
RiverFront Asset Allocation Growth	461,199	(417,756)	43,443	24,683,697
RiverFront Asset Allocation Growth & Income	1,439,893	(752,528)	687,365	72,245,773

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended April 30, 2019 were as follows:

RiverFront Asset Allocation Growth	Share Balance as of October 31, 2018	Purchases	Sales	Share Balance as of April 30, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Market Value as of April 30, 2019
First Trust RiverFront Dynamic Asia Pacific ETF	18,145	–	(3,333)	14,812	$ 9,367	$ 32,232	$ (38,715)	$ 765,632
RiverFront Dynamic Core Income ETF	78,326	29,576	(32,332)	75,570	25,726	64,501	(4,637)	1,843,530
RiverFront Dynamic US Dividend Advantage ETF	116,065	–	(36,811)	79,254	36,354	237,356	(79,996)	2,610,492
First Trust Riverfront Dynamic Developed International ETF	97,892	8,407	(28,698)	77,601	33,180	320,781	(189,920)	4,507,066
First Trust RiverFront Dynamic Emerging Markets ETF	39,545	18,591	(8,711)	49,425	10,623	351,139	(12,782)	3,112,292
First Trust RiverFront Dynamic Europe ETF	27,124	–	(5,235)	21,889	6,013	121,067	(59,595)	1,322,096
RiverFront Dynamic US Flex-Cap ETF	311,684	–	(59,106)	252,578	70,749	445,646	(276,877)	8,620,866
RiverFront Dynamic Unconstrained Income ETF	98,864	–	(79,846)	19,018	21,491	50,308	(74,023)	480,300
Riverfront Strategic Income Fund	–	77,478	(34,799)	42,679	26,628	20,059	6,249	1,052,891
					$ 240,131	$ 1,643,089	$ (730,296)	$ 24,315,165

RiverFront Asset Allocation Growth & Income	Share Balance as of October 31, 2018	Purchases	Sales	Share Balance as of April 30, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Market Value as of April 30, 2019
First Trust Riverfront Dynamic Asia Pacific ETF	44,878	–	(8,124)	36,754	$ 22,650	$ 78,612	$ (92,407)	$ 1,899,814
Riverfront Dynamic Core Income ETF	532,911	188,740	(171,019)	550,632	186,412	469,380	(23,022)	13,432,667
Riverfront Dynamic US Dividend Advantage ETF	603,647	–	(154,382)	449,265	191,050	1,328,986	(402,407)	14,798,025
First Trust Riverfront Dynamic Developed International ETF	262,527	23,947	(100,256)	186,218	85,433	912,965	(643,920)	10,815,542
First Trust Riverfront Dynamic Emerging Markets ETF	72,759	86,830	(19,683)	139,906	19,923	923,564	(20,780)	8,809,881
First Trust Riverfront Dynamic Europe ETF	87,167	–	(34,948)	52,219	14,343	456,839	(330,337)	3,154,028
Riverfront Dynamic US Flex-Cap ETF	503,078	–	(93,516)	409,562	113,653	724,051	(395,091)	13,978,965
Riverfront Dynamic Unconstrained Income ETF	361,253	–	(305,372)	55,881	70,213	192,921	(288,354)	1,411,275
Riverfront Strategic Income Fund	–	293,227	(167,681)	125,546	95,709	59,007	36,900	3,097,220
					$ 799,386	$ 5,146,325	$ (2,159,418)	$ 71,397,417

5. Capital Shares

The pro forma net asset values per share assume that the issuance of the Asset Allocation Growth Fund shares to the Asset Allocation Growth & Income Fund would have occurred at April 30, 2019 in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the Asset Allocation Growth and Income Fund consists of the following at April 30, 2019:

Fund	Shares Outstanding at April 30, 2019	Additional Shares Issued in the Reorganization	Pro Forma Shares at April 30, 2019
Riverfront Asset Allocation Growth & Income Fund (Investor Class)	611,944	358,779	970,723
Riverfront Asset Allocation Growth & Income Fund (Class A)	76,530	51,739	128,269
Riverfront Asset Allocation Growth & Income Fund (Class C)	1,653,040	663,738	2,316,778
Riverfront Asset Allocation Growth & Income Fund (Class I)	3,791,451	1,042,404	4,833,855

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

ALPS Advisors, Inc. (“AAI”), subject to the authority of the Board, is responsible for the overall management of the Funds listed below. AAI is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”), a publicly traded company listed on the New York Stock Exchange. On January 11, 2018, DST entered into an agreement and plan of merger with SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market, and Diamond Merger Sub, Inc., a Delaware corporation and an indirect wholly owned subsidiary of SS&C (“Merger Sub”), pursuant to which Merger Sub merged with and into DST (the “Transaction”), and as a result DST became an indirect wholly owned subsidiary of SS&C. The Transaction was completed on April 16, 2018, and resulted in a change of control of AAI. The Advisor is expected to pay $75,000 in costs associated with the reorganizations.

In order for AAI to continue to serve as the investment adviser and the applicable sub-adviser to serve as investment sub-adviser to the applicable Funds, at an in-person meeting of the Board of Trustees of Financial Investors Trust (the “Trust”) on March 13-14, 2018 (the “Board Meeting”), the Board approved new investment advisory agreements between AAI and the Trust, on behalf of each Fund (together, the “New Advisory Agreements”), and new investment sub-advisory agreements among AAI, the Trust, on behalf of each Fund, and the applicable investment sub-adviser (together, the “New Sub-Advisory Agreements”), subject to shareholder approval (collectively, the “New Agreements”). The 1940 Act requires that investment advisory agreements be approved by a vote of a majority of the outstanding shares of a fund. Therefore, shareholders were asked to approve the New Agreements.

AAI has delegated daily management of the Funds listed below to the corresponding Sub-Advisor(s) listed in the table below. Each Sub-Advisor manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Fund	Sub-Advisor(s)
RiverFront Asset Allocation Growth	RiverFront Investment Group, LLC
RiverFront Asset Allocation Growth & Income	RiverFront Investment Group, LLC

Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Riverfront Funds listed below pay an annual unitary administrative fee which is based on each Fund’s average daily net assets. The unitary administrative fee is paid on a monthly basis. The following table reflects the Funds’ contractual unitary administrative fee rates (expressed as an annual rate).

Fund	Contractual Unitary Fee
RiverFront Asset Allocation Growth	0.25%
RiverFront Asset Allocation Growth & Income	0.25%

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker -dealer with the Securities and Exchange Commission. The Funds’ Distributor is also the distributor of the Select Sector SPDR exchange traded funds (the “Underlying Sector ETFs”). As required by exempted relief obtained by the Underlying Sector ETFs, the Advisor(s) will reimburse any applicable Fund an amount equal to the distribution fee received by the Distributor from the Underlying Sector ETFs attributable to such Fund’s investment in the Underlying Sector ETFs, for so long as the Distributor acts as distributor to such Fund and the Underlying Sector ETFs.

Distribution and Services (12b-1) Plans

Each Fund has adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class, Class A, Class C and Class R (ALPS | Red Rocks Listed Private Equity Fund only) and Investor Class II (Asset Allocation Moderate only) shares. The Plans allows a Fund to use Investor Class, Class A, Class C, Class R and Investor Class II assets to pay fees in connection with the distribution and marketing of Investor Class, Class A, Class C, Class R and Investor Class II shares and/or the provision of shareholder services to Investor Class, Class A, Class C, Class R and Investor Class II shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A, Class C, Class R and Investor Class II shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class, Class A and Investor Class II shares, 0.75% of a Fund’s average daily net assets attributable to its Class C shares and 0.50% of the ALPS | Red Rocks Listed Private Equity Fund’s average daily net assets attributable to its Class R shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plans

Each Fund has adopted a shareholder services plan with respect to their Investor Class shares (the “Investor Class Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Investor Class shares of the average daily net asset value of Investor Class shares of the Funds attributable to or held in the name of a Participating Organization pursuant to an agreement with a such Participating Organizations (“Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organization for the benefit of a Fund’s shareholders who have elected to have such Participating Organization service their accounts. Any amount of such payment not paid to Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the period ended April 30, 2019 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

Each Fund has adopted a shareholder services plan with respect to their Class A shares (the “Class A Shareholder Services Plan”). Under the Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of Class A shares of the Funds attributable to or held in the name of a Participating Organization pursuant to an agreement with a such Participating Organizations (“Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organization for the benefit of a Fund’s shareholders who have elected to have such Participating Organization service their accounts. Any amount of such payment not paid to Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year.

Each Fund has adopted a shareholder services plan with respect to its Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations, if applicable to the Fund.

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the period ended April 30, 2019 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Trustees

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations

RiverFront Asset Allocation Moderate

Combined Pro Forma

Schedule of Investments

as of April 30, 2019 (unaudited)

	RiverFront Asset Allocation Income and Growth		RiverFront Asset Allocation Moderate		RiverFront Asset Allocation Moderate - Pro Forma Combined
		Value		Value		Value
	Shares	(Note 2)	Shares	(Note 2)	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.27%)			EXCHANGE TRADED FUNDS (98.62%)		EXCHANGE TRADED FUNDS (98.58%)
Debt (65.24%)			Debt (45.19%)		Debt (47.56%)
RiverFront Dynamic Core Income ETF(a)	207,078	$ 5,051,668	1,024,805	$ 25,000,118	1,231,883	$30,051,786
RiverFront Dynamic Unconstrained Income ETF(a)	6,625	167,314	49,531	1,250,905	56,156	1,418,219
Riverfront Strategic Income Fund(a)	14,494	357,567	106,489	2,627,084	120,983	2,984,651
		5,576,549		28,878,107		34,454,656

Equity (33.03%)			Equity (53.43)		Equity (51.02%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	-	-	10,449	540,109	10,449	540,109
First Trust RiverFront Dynamic Developed International ETF(a)	3,764	218,613	88,470	5,138,337	92,234	5,356,950
First Trust RiverFront Dynamic Europe ETF(a)	534	32,254	8,222	496,609	8,756	528,863
RiverFront Dynamic US Dividend Advantage ETF(a)	54,918	1,808,906	536,908	17,684,837	591,826	19,493,743
RiverFront Dynamic US Flex-Cap ETF(a)	22,353	762,941	301,375	10,286,381	323,728	11,049,322
		2,822,714		34,146,273		36,968,987
TOTAL EXCHANGE TRADED FUNDS			TOTAL EXCHANGE TRADED FUNDS		TOTAL EXCHANGE TRADED FUNDS
(Cost $8,197,792)		8,399,263	(Cost $61,928,159)	63,024,380	(Cost $70,125,951)	71,423,643
SHORT-TERM INVESTMENTS (1.82%)			SHORT-TERM INVESTMENTS (1.36%)		SHORT-TERM INVESTMENTS (1.41%)
Money Market Fund (1.82%)			Money Market Fund (1.36%)		Money Market Fund (1.41%)
State Street Institutional Treasury Plus Money Market Fund	155,842	155,842	866,745	866,745	1,022,587	1,022,587
TOTAL MONEY MARKET FUND		155,842	TOTAL MONEY MARKET FUND	866,745	TOTAL MONEY MARKET FUND	1,022,587
TOTAL SHORT-TERM INVESTMENTS (Cost $155,842)		155,842	TOTAL SHORT-TERM INVESTMENTS (Cost $866,745)	866,745	TOTAL SHORT-TERM INVESTMENTS (Cost $1,022,587)	1,022,587

TOTAL INVESTMENTS (100.09%)			TOTAL INVESTMENTS (99.98%)		TOTAL INVESTMENTS (99.99%)
(Cost $8,353,634)		8,555,105	(Cost $62,794,904)	63,891,125	(Cost 71,148,538)	72,446,230

Liabilities In Excess Of Other Assets (-0.09%)		(7,520)	Other Assets in Excess of Liabilities (.02%)	15,537	Other Assets in Excess of Liabilities (.01%)	8,017
NET ASSETS (100.00%)		8,547,585	NET ASSETS (100.00%)	63,906,662	NET ASSETS (100.00%)	72,454,247

Combined Pro Forma Statement of Assets and Liabilities (unaudited)

As of April 30, 2019

	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate	Pro Forma Adjustments	RiverFront Asset Allocation Moderate - Pro Forma Combined
ASSETS
Investments, at value	$155,842	$866,745		$1,022,587
Investments in affiliates, at value	8,399,263	63,024,380		71,423,643
Receivable for investments sold	-	-		-
Receivable for shares sold	-	85,593		85,593
Dividends and interest receivable	449	1,833		2,282
Total Assets	8,555,554	63,978,551		72,534,105
LIABILITIES
Payable for shares redeemed	-	16,906		16,906
Unitary administrative fees payable	3,646	26,847		30,493
Distribution and services fees payable	4,323	28,136		32,459
Total Liabilities	7,969	71,889		79,858
NET ASSETS	8,547,585	63,906,662		72,454,247
NET ASSETS CONSIST OF
Paid-in capital	8,453,345	63,967,284		72,420,629
Total distributable earnings	94,240	(60,622)		33,618
NET ASSETS	$8,547,585	$63,906,662		$72,454,247
INVESTMENTS, AT COST	155,842	866,745		1,022,587
INVESTMENTS IN AFFILIATES, AT COST	8,197,792	61,928,160		70,125,952
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.39	$10.31		$10.31
Net Assets	$147,290	$5,646,486		$5,793,776
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	14,173	547,437	113	561,723
Class A:
Net Asset Value, offering and redemption price per share	$10.38	$10.31		$10.31
Net Assets	$46,629	$1,692,016		$1,738,645
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	4,494	164,189	29	168,712
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$10.98	$10.91		$10.91
Class C:
Net Asset Value, offering and redemption price per share(a)	$10.23	$10.16		$10.16
Net Assets	$5,176,126	$32,266,685		$37,442,811
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	505,851	3,176,434	3,610	3,685,895
Class I:
Net Asset Value, offering and redemption price per share	$10.21	$10.32		$10.32
Net Assets	$3,177,540	$24,301,475		$27,479,015
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	311,276	2,355,218	(3,375)	2,663,119

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

Combined Pro Forma Statement of Operations (unaudited)

From May 1, 2018 to April 30, 2019

	RiverFront Asset Allocation Income & Growth	RiverFront Asset Allocation Moderate	Pro Forma Adjustments	Riverfront Asset Allocation Moderate - Pro Forma Combined
INVESTMENT INCOME
Dividends	$13,682	$67,208		80,890
Dividends from affiliated securities	255,167	1,888,818		2,143,985
Total Investment Income	268,849	1,956,026		2,224,875

EXPENSES
Administrative fees	24,237	190,824		215,061
Distribution and service fees
Investor Class	945	21,168		22,113
Class A(a)	36	608		644
Class C	57,438	405,127		462,565
Total Expenses	82,656	617,727		700,383
Net Investment Income	186,193	1,338,299		1,524,492
Net realized gain/(loss) on investments	(41,831)	(506,692)		(548,523)
Net realized loss on investments - affiliated securities	(204,732)	(2,262,866)		(2,467,598)
Net realized loss	(246,563)	(2,769,558)		(3,016,121)
Net change in unrealized appreciation on investments - affiliated securities	340,535	2,453,041		2,793,576
Net change in unrealized appreciation	340,535	2,453,041		2,793,576
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	93,972	(316,517)		(222,545)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$280,165	$1,021,782		1,301,947

Notes to combining pro forma financial statements of

Riverfront asset allocation income and growth fund and riverfront asset allocation moderate fund

April 30, 2019

(Unaudited)

1. BASIS OF COMBINATION

The accompanying audited pro forma financial statements are presented to show the effect of the proposed reorganization of the Riverfront Asset Allocation Income & Growth Fund (the “Asset Allocation Income & Growth Fund”) into the Riverfront Asset Allocation Moderate Fund (the “Asset Allocation Moderate Fund”), each of which is a series of Financial Investors Trust (the “Trust”) (the “Reorganization”). The Board of Trustees of the Trust (the “Board” or the “Trustees”), on behalf of the Asset Allocation Income & Growth Fund and the Asset Allocation Moderate Fund, has determined unanimously, following the Adviser’s recommendation, that the Reorganization would be in the best interests of each Fund and its shareholders.

The audited Combined Pro Forma Schedule of Investments and Combined Pro Forma Statement of Assets and Liabilities reflect the financial position of the Funds at April 30, 2019 and assumes the merger occurred on that date. The Combined Pro Forma Statement of Operations reflects the results of operations of the Funds for the twelve month period ending April 30, 2019 and assumed the merger occurred at the beginning of the period.

The Plan of Reorganization (the “Plan”) provides for (i) the transfer of all of the assets and liabilities of the Asset Allocation Income & Growth Fund in exchange for (a) shares of the Asset Allocation Moderate Fund, which will be distributed by the Asset Allocation Income & Growth Fund to its shareholders; and (ii) the termination of the Asset Allocation Income & Growth Fund. The transactions contemplated by the Plan are expected to qualify as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes.

From the Income & Growth Fund, it is anticipated that some portion of the Fund’s holdings in the RiverFront Dynamic Core Income ETF and RiverFront Strategic Income ETF will be sold, constituting approximately 20% of the Fund’s portfolio in the aggregate. From the Growth Fund, it is anticipated that some portion of the Fund’s holdings in the RiverFront Dynamic US Flex-Cap ETF, the RiverFront Dynamic Developed International ETF, the RiverFront Dynamic Asia Pacific ETF, the RiverFront Dynamic Europe ETF, and the RiverFront Dynamic Unconstrained Income ETF will be sold, constituting approximately 20% of the Fund’s portfolio in the aggregate. In each instance, the Sub-Adviser does not expect that entire allocations will be sold; rather the positions are anticipated to be reduced to align with the respective Acquiring Fund’s principal investment strategies. The Sub-Adviser expects that there will not be transaction costs incurred with such sales. Based on information from the Sub-Adviser, the Funds expect that the sales for the Income & Growth Fund (to be reorganized with and into the Moderate Fund) will generate approximately $36,339 in long term capital gains (approximately $0.005 per share) and $38,707 in short term capital gains (approximately $0.005 per share), while the sales for the Growth Fund (to be reorganized with and into the Growth & Income Fund) will generate approximately $24,915 in long term capital gains (approximately $0.003 per share) and $47,398 in short term capital losses (approximately $0.006 per share).

The accompanying pro forma financial statements and notes to financial statements should be read in conjunction with the most recent annual financial statements of the Funds. The accompanying combined pro forma financial statements include pro forma calculations that are based on estimates and as such may not necessarily represent what the actual combined fund financial statements would have been had the Reorganization occurred on the dates above.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying pro forma financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of April 30, 2019:

	RiverFront Asset Allocation Income & Growth			RiverFront Asset Allocation Moderate			Pro Forma Adjustments			Riverfront Asset Allocation Moderate - Pro Forma Combined
Investments in Securities at Value	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,399,263	$ -	$ -	$63,024,380	$ -	$ -	$ -	$ -	$ -	$71,423,643	$ -	$ -	$71,423,643
Short-Term Investments	$155,842	$ -	$ -	$866,745	$ -	$ -	$ -	$ -	$ -	$1,022,587	$ -	$ -	$1,022,587
TOTAL	$8,555,105	$ -	$ -	$ 63,891,125	$ -	$ -	$ -	$ -	$ -	$72,446,230	$ -	$ -	$72,446,230

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments or Consolidated Statement of Investments.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Funds for the Fiscal Year Ended October 31, 2018 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
RiverFront Asset Allocation Moderate	1,365,082	4,262,007	–
RiverFront Asset Allocation Income & Growth	174,303	184,603	–

Capital Loss Carryforwards: As of April 30, 2019, the Funds estimate the following amounts as capital loss carryforwards:

Fund	Short-Term Non-expiring	Long-Term Non-expiring
RiverFront Asset Allocation Moderate	$ 934,448	$ 8,178
RiverFront Asset Allocation Income & Growth	65,358	-

Unrealized Appreciation and Depreciation on Investments: As of April 30, 2019, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
RiverFront Asset Allocation Moderate	1,087,927	(253,875)	834,052	63,057,073
RiverFront Asset Allocation Income & Growth	160,224	(10,463)	149,761	8,405,344

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended April 30, 2019 were as follows:

RiverFront Asset Allocation Moderate	Share Balance as of October 31, 2018	Purchases	Sales	Share Balance as of April 30, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Market Value as of April 30, 2019
First Trust RiverFront Dynamic Asia Pacific ETF	13,443	–	(2,994)	10,449	$6,586	$28,754	$(32,710)	$540,109
RiverFront Dynamic Core Income ETF	1,182,155	214,079	(371,429)	1,024,805	382,825	951,374	(48,770)	25,000,118
RiverFront Dynamic US Dividend Advantage ETF	690,191	–	(153,283)	536,908	216,471	1,573,034	(499,993)	17,684,837
First Trust RiverFront Dynamic Developed International ETF	85,826	23,021	(20,377)	88,470	31,064	353,716	(120,994)	5,138,337
First Trust RiverFront Dynamic Europe ETF	6,116	3,788	(1,682)	8,222	1,944	50,100	(17,152)	496,609
RiverFront Dynamic US Flex-Cap ETF	454,234	44,144	(197,003)	301,375	90,408	501,987	(285,373)	10,286,381
RiverFront Dynamic Unconstrained Income ETF	263,876	–	(214,345)	49,531	55,978	146,686	(206,975)	1,250,905
Riverfront Strategic Income Fund	–	195,913	(89,424)	106,489	67,184	50,050	17,595	2,627,084
					$852,460	$3,655,701	$(1,194,372)	$63,024,380

RiverFront Asset Allocation Income & Growth	Share Balance as of October 31, 2018	Purchases	Sales	Share Balance as of April 30, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Market Value as of April 30, 2019
First Trust RiverFront Dynamic Asia Pacific ETF	1,670	75	(1,745)	–	$684	$15,631	$(16,559)	$–
RiverFront Dynamic Core Income ETF	244,739	26,923	(64,584)	207,078	79,081	204,516	(17,374)	5,051,668
RiverFront Dynamic US Dividend Advantage ETF	58,571	8,879	(12,532)	54,918	20,129	175,869	(36,728)	1,808,906
First Trust RiverFront Dynamic Developed International ETF	4,561	159	(956)	3,764	1,510	14,625	(4,930)	218,613
First Trust RiverFront Dynamic Europe ETF	647	25	(138)	534	144	3,193	(1,352)	32,254
RiverFront Dynamic US Flex-Cap ETF	25,365	6,704	(9,716)	22,353	5,503	46,581	(13,022)	762,941
RiverFront Dynamic Unconstrained Income ETF	33,553	398	(27,326)	6,625	7,289	19,259	(25,993)	167,314
Riverfront Strategic Income Fund	–	25,951	(11,457)	14,494	8,969	7,079	2,855	357,567
					$123,309	$486,753	$(113,103)	$8,399,263

5. Capital Shares

The pro forma net asset values per share assume that the issuance of the Asset Allocation Income & Growth shares to the Asset Allocation Moderate Fund would have occurred at April 30, 2019 in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the Asset Allocation Moderate Fund consists of the following at April 30, 2019:

Fund	Shares Outstanding at April 30, 2019	Additional Shares Issued in the Reorganization	Pro Forma Shares at April 30, 2019
Riverfront Asset Allocation Moderate Fund (Investor Class)	547,437	14,286	561,723
Riverfront Asset Allocation Moderate Fund (Class A)	164,189	4,523	168,712
Riverfront Asset Allocation Moderate Fund (Class C)	3,176,434	509,461	3,685,895
Riverfront Asset Allocation Moderate Fund (Class I)	2,355,218	307,901	2,663,119

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

ALPS Advisors, Inc. (“AAI”), subject to the authority of the Board, is responsible for the overall management of the Funds listed below. AAI is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”), a publicly traded company listed on the New York Stock Exchange. On January 11, 2018, DST entered into an agreement and plan of merger with SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market, and Diamond Merger Sub, Inc., a Delaware corporation and an indirect wholly owned subsidiary of SS&C (“Merger Sub”), pursuant to which Merger Sub merged with and into DST (the “Transaction”), and as a result DST became an indirect wholly owned subsidiary of SS&C. The Transaction was completed on April 16, 2018, and resulted in a change of control of AAI. The Adviser is expected to pay $75,000 in costs associated with the reorganizations.

In order for AAI to continue to serve as the investment adviser and the applicable sub-adviser to serve as investment sub-adviser to the applicable Funds, at an in-person meeting of the Board of Trustees of Financial Investors Trust (the “Trust”) on March 13-14, 2018 (the “Board Meeting”), the Board approved new investment advisory agreements between AAI and the Trust, on behalf of each Fund (together, the “New Advisory Agreements”), and new investment sub-advisory agreements among AAI, the Trust, on behalf of each Fund, and the applicable investment sub-adviser (together, the “New Sub-Advisory Agreements”), subject to shareholder approval (collectively, the “New Agreements”). The 1940 Act requires that investment advisory agreements be approved by a vote of a majority of the outstanding shares of a fund. Therefore, shareholders were asked to approve the New Agreements.

AAI has delegated daily management of the Funds listed below to the corresponding Sub-Advisor(s) listed in the table below. Each Sub-Advisor manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Fund	Sub-Advisor(s)
RiverFront Asset Allocation Moderate	RiverFront Investment Group, LLC
RiverFront Asset Allocation Income & Growth	RiverFront Investment Group, LLC

Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Riverfront Funds listed below pay an annual unitary administrative fee which is based on each Fund’s average daily net assets. The unitary administrative fee is paid on a monthly basis. The following table reflects the Funds’ contractual unitary administrative fee rates (expressed as an annual rate).

Fund	Contractual Unitary Fee
RiverFront Asset Allocation Moderate	0.25%
RiverFront Asset Allocation Income & Growth	0.25%

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker -dealer with the Securities and Exchange Commission. The Funds’ Distributor is also the distributor of the Select Sector SPDR exchange traded funds (the “Underlying Sector ETFs”). As required by exempted relief obtained by the Underlying Sector ETFs, the Advisor(s) will reimburse any applicable Fund an amount equal to the distribution fee received by the Distributor from the Underlying Sector ETFs attributable to such Fund’s investment in the Underlying Sector ETFs, for so long as the Distributor acts as distributor to such Fund and the Underlying Sector ETFs.

Distribution and Services (12b-1) Plans

Each Fund has adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class, Class A, Class C and Class R (ALPS | Red Rocks Listed Private Equity Fund only) and Investor Class II (Asset Allocation Moderate only) shares. The Plans allows a Fund to use Investor Class, Class A, Class C, Class R and Investor Class II assets to pay fees in connection with the distribution and marketing of Investor Class, Class A, Class C, Class R and Investor Class II shares and/or the provision of shareholder services to Investor Class, Class A, Class C, Class R and Investor Class II shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A, Class C, Class R and Investor Class II shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class, Class A and Investor Class II shares, 0.75% of a Fund’s average daily net assets attributable to its Class C shares and 0.50% of the ALPS | Red Rocks Listed Private Equity Fund’s average daily net assets attributable to its Class R shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plans

Each Fund has adopted a shareholder services plan with respect to their Investor Class shares (the “Investor Class Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Investor Class shares of the average daily net asset value of Investor Class shares of the Funds attributable to or held in the name of a Participating Organization pursuant to an agreement with a such Participating Organizations (“Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organization for the benefit of a Fund’s shareholders who have elected to have such Participating Organization service their accounts. Any amount of such payment not paid to Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the period ended April 30, 2019 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

Each Fund has adopted a shareholder services plan with respect to their Class A shares (the “Class A Shareholder Services Plan”). Under the Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of Class A shares of the Funds attributable to or held in the name of a Participating Organization pursuant to an agreement with a such Participating Organizations (“Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organization for the benefit of a Fund’s shareholders who have elected to have such Participating Organization service their accounts. Any amount of such payment not paid to Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class A Shareholder Services Plan fees recaptured pursuant to the Services Plan for period ended April 30, 2019 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

Each Fund has adopted a shareholder services plan with respect to its Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations, if applicable to the Fund.

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the period ended April 30, 2019 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Trustees

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

FINANCIAL INVESTORS TRUST

PART C

ITEM 15. INDEMNIFICATION

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (a)(1) and (a)(2) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit I(1) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit I(6) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 16. EXHIBITS

(1)	(a)	Trust Instrument of Registrant is incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997. (Accession No. 0000912057-97-029391)

	(b)	Revised Trust Instrument of Registrant is incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997. (Accession No. 0000912057-97-029391)

	(c)	Amendment to Trust Instrument of Registrant dated August 7, 2009 is incorporated by reference to the Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on August 28, 2009. (Accession No. 0001104659-09-052283)

(2)	(a)	By-Laws of Registrant is incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997. (Accession No. 0000912057-97-029391)

	(b)	Revised By-Laws of Registrant is incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997. (Accession No. 0000912057-97-029391)

	(c)	Amendment to By-Laws of Registrant dated April 25, 2008 is incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008. (Accession No. 0001104659-08-030253)

(3)		Voting Trust Agreements – not applicable.

(4)		Form of Agreement and Plan of Reorganization – filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)		Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (1)(a) of this filing).

(6)	(a)	Investment Advisory Agreement dated May 31, 2018 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) is incorporated by reference to the Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on August 28, 2018. (Accession No. 0001398344-18-012661)

	(b)	Amendment dated August 3, 2018 to the Investment Advisory Agreement dated May 31, 2018 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) is incorporated by reference to the Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on August 28, 2018. (Accession No. 0001398344-18-012661)

	(c)	Investment Sub-Advisory Agreement dated May 31, 2018 among Registrant, ALPS Advisors, Inc. and RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund) is incorporated by reference to the Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on August 28, 2018. (Accession No. 0001398344-18-012661)

	(d)	Amendment dated August 3, 2018 to the Investment Sub-Advisory Agreement May 31, 2018 among Registrant, ALPS Advisors, Inc. and RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund) is incorporated by reference to the Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on August 28, 2018. (Accession No. 0001398344-18-012661)

(7)	(a)	Distribution Agreement dated April 16, 2018 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund (f/k/a ALPS | WMC Disciplined Value Fund), Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS | Kotak India Growth Fund, ALPS | Alerian MLP Infrastructure Index Fund and ALPS | Metis Global Micro Cap Value Fund is incorporated by reference to the Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on August 28, 2018. (Accession No. 0001398344-18-012661)

	(b)	Amendment dated April 16, 2018 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund (f/k/a ALPS | WMC Disciplined Value Fund), Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS | Kotak India Growth Fund and ALPS | Alerian MLP Infrastructure Index Fund, ALPS | Metis Global Micro Cap Value Fund, ALPS | Smith Short Term Duration Bond Fund and ALPS | Smith Total Return Bond Fund is incorporated by reference to the Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on August 28, 2018. (Accession No. 0001398344-18-012661)

	(c)	Amendment dated April 27, 2018 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund (f/k/a ALPS | WMC Disciplined Value Fund), Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund), RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS | Kotak India Growth Fund, ALPS | Metis Global Micro Cap Value Fund, ALPS | Smith Short Term Duration Bond Fund and ALPS | Smith Total Return Bond Fund is incorporated by reference to the Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on August 28, 2018. (Accession No. 0001398344-18-012661)

(d)	Form of Selling Agreement between ALPS Portfolio Solutions Distributor, Inc. and Broker/Dealer is incorporated by reference to the Post-Effective Amendment No. 114 to Registrant’s Registration Statement filed on May 15, 2013. (Accession No. 0001193125-13-221986)

	(e)	Form of Shareholder Servicing Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm is incorporated by reference to the Post-Effective Amendment No. 114 to Registrant’s Registration Statement filed on May 15, 2013. (Accession No. 0001193125-13-221986)

	(f)	Form of Fund-SERV Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm is incorporated by reference to the Post-Effective Amendment No. 114 to Registrant’s Registration Statement filed on May 15, 2013. (Accession No. 0001193125-13-221986)

	(g)	Form of Trust Networking Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm is incorporated by reference to the Post-Effective Amendment No. 114 to Registrant’s Registration Statement filed on May 15, 2013. (Accession No. 0001193125-13-221986)

	(h)	Amendment to Fund Accounting and Administration Agreement dated February 28, 2018, incorporated by reference to the Post-Effective Amendment No. 206 to Registrant’s Registration Statement filed on February 28, 2018. (Accession No. 00013988344-18-003063, and also filed herewith)

(8)		Bonus, profit sharing, pension or other similar contracts or arrangements – not applicable.

(9)	(a)	Master Custodian Agreement dated June 1, 2013 between Registrant and State Street Bank and Trust Company with respect to certain series of the Trust is incorporated by reference to the Post-Effective Amendment No. 125 to Registrant’s Registration Statement filed on November 27, 2013. (Accession No. 0001193125-13-456873)

	(b)	Amendment dated December 9, 2013 to the Master Custodian Agreement dated June 1, 2013 relating to the ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Disciplined Value Fund, Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund) is incorporated by reference to the Post-Effective Amendment No. 194 to the Registrant’s Registration Statement filed on May 10, 2017. (Accession No. 0001398344-17-006185)

(10)	(a)	Amended Distribution and Services Plan – ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund (f/k/a ALPS | WMC Disciplined Value Fund), Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS | Kotak India Growth, ALPS | Metis Global Micro Cap Value Fund (f/k/a ALPS | Metis Global Micro Cap Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Term Bond Fund, Investor Class (f/k/a Class A) is incorporated by reference to the Post-Effective Amendment No. 215 t)o the Registrant’s Registration Statement filed on June 29, 2018. (Accession No. 0001398344-18-009531)

(b)	Amended Distribution and Services Plan – ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund, Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS | Kotak India Growth, ALPS | Metis Global Micro Cap Value Fund (f/k/a ALPS | Metis Global Micro Cap Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Term Bond Fund, Class C is incorporated by reference to the Post-Effective Amendment No. 215 to the Registrant’s Registration Statement filed on June 29, 2018. (Accession No. 0001398344-18-009531)

(c)	Amended Distribution and Services Plan – ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund (f/k/a ALPS | WMC Disciplined Value Fund), Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS | Kotak India Growth, ALPS | Metis Global Micro Cap Value Fund (f/k/a ALPS | Metis Global Micro Cap Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Term Bond Fund, Class A is incorporated by reference to the Post-Effective Amendment No. 215 to the Registrant’s Registration Statement filed on June 29, 2018. (Accession No. 0001398344-18-009531)

(d)	Distribution and Services Plan – RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), Investor Class II (f/k/a Investor Class) is incorporated by reference to the Post-Effective Amendment No. 206 to the Registrant’s Registration Statement filed on February 28, 2018. (Accession No. 0001398344-18-003063)

(e)	Amended Shareholder Services Plan – ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund (f/k/a ALPS | WMC Disciplined Value Fund), Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS | Kotak India Growth, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Term Bond Fund, Class C is incorporated by reference to the Post-Effective Amendment No. 215 to the Registrant’s Registration Statement filed on June 29, 2018. (Accession No. 0001398344-18-009531)

(f)	Amended Rule 18f-3 Plan – ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund (f/k/a ALPS | WMC Disciplined Value Fund), Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS | Kotak India Growth Fund, ALPS | Metis Global Micro Cap Value Fund (f/k/a ALPS | Metis Global Micro Cap Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Term Bond Fund is incorporated by reference to the Post-Effective Amendment No. 215 to the Registrant’s Registration Statement filed on June 29, 2018. (Accession No. 0001398344-18-009531)

(11)		Opinion and Consent of Davis Graham & Stubbs LLP regarding legality of issuance of shares and other matters – filed herewith.

(12)		Form of Opinion and Consent of Davis Graham & Stubbs regarding tax matters – filed herewith.

(13)	(a)	Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS | Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund) is incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007. (Accession No. 0001104659-07-084426)

	(b)	Amendment dated August 2, 2010 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) is incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011. (Accession No. 0001193125-11-117880)

	(c)	Amendment dated September 27, 2010 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund) is incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011. (Accession No. 0001193125-11-117880)

(d)	Amendment dated August 31, 2012 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund) is incorporated by reference to the Post-Effective Amendment No. 99 to Registrant’s Registration Statement filed on August 28, 2012. (Accession No. 0001193125-12-371742)

(e)	Amendment dated May 21, 2018 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to Class A Shares of ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund (f/k/a ALPS | WMC Disciplined Value Fund), Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS | Kotak India Growth Fund and ALPS | Metis Global Micro Cap Value Fund (f/k/a ALPS | Metis Global Micro Cap Fund) is incorporated by reference to the Post-Effective Amendment No. 213 to the Registrant’s Registration Statement filed on June 12, 2018. (Accession No. 0001387131-18-002656)

(f)	Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS | Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund) is incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007. (Accession No. 0001104659-07-084426)

(g)	Amendment dated August 2, 2010 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) is incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011. (Accession No. 0001193125-11-117880)

(h)	Amendment dated September 27, 2010 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund) is incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011. (Accession No. 0001193125-11-117880)

(i)	Amendment dated August 31, 2012 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund) is incorporated by reference to the Post-Effective Amendment No. 99 to Registrant’s Registration Statement filed on August 28, 2012. (Accession No. 0001193125-12-371742)

(j)	Amendment dated February 28, 2018 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund) is incorporated by reference to the Post-Effective Amendment No. 206 to the Registrant’s Registration Statement filed on February 28, 2018. (Accession No. 0001398344-18-003063)

(k)	Amendment dated May 21, 2018 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to Class A Shares of ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund (f/k/a ALPS | WMC Disciplined Value Fund), Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS | Kotak India Growth Fund and ALPS | Metis Global Micro Cap Value Fund (f/k/a ALPS | Metis Global Micro Cap Fund) is incorporated by reference to the Post-Effective Amendment No. 213 to the Registrant’s Registration Statement filed on June 12, 2018. (Accession No. 0001387131-18-002656)

	(l)	Amendment dated April 30, 2018 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund (f/k/a ALPS | WMC Disciplined Value Fund), Clough China Fund, ALPS | CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS | Kotak India Growth Fund, ALPS | Metis Global Micro Cap Value Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Term Bond Fund is incorporated by reference to the Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on August 28, 2018. (Accession No. 0001398344-18-012661)

(14)		Other opinions - Consent of Independent Registered Public Accounting Firm – filed herewith.

(15)		Omitted financial statements – not applicable.

(16)		Powers of Attorney – filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a post-effective amendment to this registration statement a final tax opinion promptly subsequent to the closing of the transaction.

Exhibit List

Exhibits	Description
(4)	Form of Agreement and Plan of Reorganization
(7)(h)	Amendment to Fund Accounting and Administration Agreement dated February 28, 2018
(11)	Opinion and Consent of Davis Graham & Stubbs LLP regarding legality of issuance of shares and other matters
(12)	Form of Opinion and Consent of Davis Graham & Stubbs regarding tax matters
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on August 30, 2019.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Bradley J. Swenson
Bradley J. Swenson
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	Trustee	August 30, 2019
Edmund J. Burke*

/s/ Jeremy W. Deems	Trustee	August 30, 2019
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee and Chairman	August 30, 2019
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	August 30, 2019
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	August 30, 2019
Michael “Ross” Shell*

/s/ Bradley J. Swenson	President, Principal Executive Officer	August 30, 2019
Bradley J. Swenson

/s/ Kimberly R. Storms	Treasurer, Principal Financial Officer, Principal Accounting Officer	August 30, 2019
Kimberly R. Storms

*	Signature affixed by Karen Gilomen pursuant to a power of attorney dated August 30, 2019 filed herewith.